Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 112 .24%
ASSET-BACKED SECURITIES — 5 .14% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.54% 12/27/44
1,2
$ 12,635,661 $ 12,459,736
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.33% 10/20/34
1,2,3
24,800,000 24,683,688
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
6.74% 01/21/35
1,2,3
30,520,000 30,368,926
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 10/17/34
1,2,3
7,050,000 7,053,652
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 07/20/34
1,2,3
15,610,000 15,602,101
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.78% 01/15/32
1,2,3
27,800,000 27,799,166
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.09% 04/25/31
1,2,3
19,750,000 19,640,782
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.34% 04/15/36
1,2,3
8,250,000 8,290,095
AMSR Trust,
Series 2021-SFR1, Class G
4.61% 06/17/38
1
15,250,000 12,836,813
Apidos CLO XV,
Series 2013-15A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.23% 04/20/31
1,2,3
10,000,000 9,997,060
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.32% 10/22/30
1,2,3
11,200,000 11,187,680
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.63% 07/20/29
1,2,3
$ 10,548,664 $ 10,559,762
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.90% 01/20/32
1,2,3
19,110,000 19,134,919
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(CME Term SOFR 1-Month plus 0.56%)
5.92% 04/25/35
1,2
1,230,075 1,164,432
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
7.07% 04/20/35
1,2
48,400,000 47,919,388
BlueMountain CLO Ltd.,
Series 2014-2A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.43% 10/20/30
1,2,3
1,830,000 1,829,177
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.36% 10/15/34
1,2,3
15,000,000 14,968,950
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.66% 07/20/29
1,2,3
11,023,179 11,022,077
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(SOFR30A plus 0.81%)
6.15% 12/26/35
2
12,909 12,836
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00% 01/10/28
1
53,821 4,604,097
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
43,250 11,971,738
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00% 04/10/30
1
30,000 13,002,235
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00% 04/10/30
1,4,5
411,084,010 6,837,971
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00% 09/10/30
1
30,900 7,603,548
Catskill Park CLO Ltd.,
Series 2017-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 04/20/29
1,2,3
6,000,000 6,014,748

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.03% 04/20/34
1,2,3
$ 4,800,000 $ 4,711,594
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.41% 07/17/31
1,2,3
7,000,000 6,998,110
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 10/17/34
1,2,3
9,550,000 9,475,711
Cedar Funding XVII CLO Ltd.,
Series 2023-17A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.85%)
7.28% 07/20/36
1,2,3
13,250,000 13,330,136
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 01/18/31
1,2,3
8,000,000 7,942,896
CIFC Funding Ltd.,
Series 2013-2A, Class A2L2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.16% 10/18/30
1,2,3
10,500,000 10,454,850
CIFC Funding Ltd.,
Series 2014-5A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.06%)
7.46% 10/17/31
1,2,3
3,990,000 3,998,598
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.21% 10/24/30
1,2,3
3,475,000 3,463,359
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 04/18/31
1,2,3
9,950,000 9,886,519
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.28% 10/20/34
1,2,3
9,000,000 8,966,322
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 10/15/34
1,2,3
20,000,000 19,947,480
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.72% 04/17/35
1,2,3
$ 25,000,000 $ 24,926,525
CIFC Funding Ltd.,
Series 2023-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
7.08% 01/21/37
1,2,3
14,000,000 14,006,090
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91% 06/25/42
1,2
11,807,566 10,185,679
Clear Creek CLO LTD.
Series 2015-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.88% 10/20/30
1,2,3
16,207,304 16,208,438
Clover CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.82% 04/15/34
1,2,3
38,800,000 38,763,140
College Loan Corp. Trust,
Series 2005-2, Class B
(SOFR90A plus 0.75%)
6.05% 01/15/37
2
1,298,918 1,147,762
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3-Month Euribor plus 1.40%)
5.37% 07/15/34
2,3
8,200,000 8,713,740
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.89% 11/15/28
1,2,3
1,500,000 1,490,356
Dryden 61 CLO Ltd.,
Series 2018-61A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 01/17/32
1,2,3
3,000,000 2,969,643
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 07/18/30
1,2,3
3,500,000 3,496,811
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.88% 01/18/32
1,2,3
29,220,000 29,257,489

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.28% 11/20/34
1,2,3
$ 22,500,000 $ 22,337,055
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.56% 04/15/29
1,2,3
16,832,052 16,802,596
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.91% 01/15/34
1,2,3
23,850,000 23,830,443
Eaton Vance CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.41% 10/15/30
1,2,3
5,000,000 4,998,450
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 10/15/34
1,2,3
25,000,000 24,986,225
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(SOFR30A plus 1.46%)
6.80% 07/26/66
1,2
28,016,054 27,966,727
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.28% 10/20/34
1,2,3
16,000,000 15,998,400
Fillmore Park CLO Ltd.,
Series 2018-1A, Class B1B2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.21% 07/15/30
1,2,3
8,000,000 7,972,560
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24% 08/17/38
1
12,416,000 10,923,733
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91% 09/17/38
1
12,677,000 11,041,417
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.77% 07/19/34
1,2,3
52,500,000 52,329,375
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
5,182,419 5,099,026
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.09% 08/25/42
2
$ 1,229,001 $ 1,126,274
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
6.12% 09/25/41
1,2
10,321,431 10,081,296
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.83% 10/20/34
1,2,3
36,180,000 36,045,410
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.76% 10/29/29
1,2,3
1,677,888 1,677,972
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 3.30%)
8.68% 10/25/35
1,2,3
8,800,000 8,884,568
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
7.33% 04/25/36
1,2,3
20,000,000 20,095,000
Greenwood Park CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 04/15/31
1,2,3
10,000,000 9,948,600
Highbridge Loan Management Ltd.,
Series 12A-18, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.16% 07/18/31
1,2,3
7,000,000 6,961,710
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
6.73% 01/22/35
1,2,3
35,720,000 35,734,395
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.37% 01/23/35
1,2,3
19,250,000 19,214,907
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.90%)
7.31% 04/23/36
1,2,3
17,400,000 17,473,776

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
8.28% 07/20/36
1,2,3
$ 10,000,000 $ 10,119,860
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.21% 04/21/36
1,2,3
12,600,000 12,638,430
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
491,170 445,676
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
30,734,904 27,168,017
LCM Loan Income Fund I Ltd.,
Series 1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.13% 04/20/31
1,2,3
7,710,000 7,649,130
LCM XIV LP,
Series 14A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.72% 07/20/31
1,2,3
9,976,923 9,963,654
LCM XIV LP,
Series 14A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
7.26% 07/20/31
1,2,3
3,385,000 3,357,243
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.47%)
6.87% 01/15/33
1,2,3
11,550,000 11,564,414
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.81% 04/19/33
1,2,3
30,635,000 30,631,630
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.17% 07/21/30
1,2,3
10,000,000 9,949,200
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.78% 07/17/34
1,2,3
10,500,000 10,462,305
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.29% 01/25/35
1,2,3
20,000,000 20,017,700
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.84% 01/25/32
1,2,3
$ 27,025,000 $ 27,058,538
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
1,4,5
24,026,000 24,483,996
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
442,681 428,490
Navient Student Loan Trust,
Series 2014-2, Class A
(SOFR30A plus 0.75%)
6.09% 03/25/83
2
23,876,456 23,325,640
Navient Student Loan Trust,
Series 2014-3, Class A
(SOFR30A plus 0.73%)
6.07% 03/25/83
2
42,256,380 41,297,235
Navient Student Loan Trust,
Series 2014-4, Class A
(SOFR30A plus 0.73%)
6.07% 03/25/83
2
60,623,420 59,193,150
Navient Student Loan Trust,
Series 2014-6, Class A
(SOFR30A plus 0.72%)
6.06% 03/25/83
2
22,487,995 22,055,877
Navient Student Loan Trust,
Series 2014-7, Class A
(SOFR30A plus 0.72%)
6.06% 03/25/83
2
47,341,201 46,434,653
Navient Student Loan Trust,
Series 2015-1, Class A2
(SOFR30A plus 0.71%)
6.05% 04/25/40
2
42,319,669 41,396,916
Navient Student Loan Trust,
Series 2016-7A, Class A
(SOFR30A plus 1.26%)
6.60% 03/25/66
1,2
45,701,243 45,930,822
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(CME Term SOFR 3-Month plus 0.71%)
6.09% 08/23/36
1,2
6,351,206 6,286,753
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(SOFR30A plus 1.06%)
6.40% 11/25/48
1,2
10,407,628 10,321,766
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(SOFR30A plus 0.70%)
6.04% 04/25/46
1,2
60,689,946 59,779,811
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/16/33
1,2,3
23,000,000 23,023,138

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.93% 04/20/33
1,2,3
$ 25,395,000 $ 25,395,762
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.69% 04/14/35
1,2,3
32,050,000 31,866,354
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.28% 10/20/34
1,2,3
20,000,000 19,887,340
OCP CLO Ltd.,
Series 2014-6A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.98%)
7.38% 10/17/30
1,2,3
4,000,000 4,009,900
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.21% 07/15/30
1,2,3
5,675,000 5,652,459
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 10/20/34
1,2,3
15,500,000 15,515,469
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
7.18% 04/25/36
1,2,3
21,210,000 21,285,508
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.33% 05/12/31
1,2,3
17,500,000 17,486,875
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.01% 07/15/30
1,2,3
10,000,000 9,983,900
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.36% 10/15/34
1,2,3
18,800,000 18,607,488
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 07/15/36
1,2,3
7,250,000 7,195,625
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.04% 02/14/31
1,2,3
$ 1,470,000 $ 1,453,551
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.82% 07/02/35
1,2,3
33,250,000 33,279,859
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.70% 02/24/37
1,2,3
6,960,000 6,951,258
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 10/15/34
1,2,3
19,500,000 19,340,100
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.65%)
7.07% 01/20/34
1,2,3
61,000,000 61,078,934
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(SOFR30A plus 0.71%)
6.05% 10/25/41
1,2
55,072,866 53,717,254
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
4,000,000 3,899,799
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
21,439,000 19,688,769
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53% 07/17/38
1
3,973,000 3,519,070
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
1
10,437,000 9,312,040
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
1
8,896,000 7,884,140
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
1
23,777,000 19,749,859
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
1
17,400,000 15,295,331
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
1
13,425,000 11,907,149
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18% 10/17/38

61,665,000 53,939,368

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
$ 19,482,000 $ 17,016,644
Progress Residential,
Series 2021-SFR1, Class E
2.11% 04/17/38
1
3,000,000 2,700,254
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
3,055,000 2,754,225
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
3,190,000 2,883,632
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.34% 04/15/36
1,2,3
29,590,000 29,699,335
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.76% 04/20/34
1,2,3
32,680,000 32,620,849
Regatta XIV Funding Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.11%)
7.49% 10/25/31
1,2,3
1,900,000 1,900,171
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.36% 10/15/34
1,2,3
17,000,000 16,902,420
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
6.68% 10/15/29
1,2,3
9,218,330 9,209,665
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.87% 10/20/30
1,2,3
3,900,969 3,906,032
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.28% 08/20/32
1,2,3
20,000,000 19,895,600
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.54%)
6.96% 01/20/32
1,2,3
23,840,000 23,840,954
Rockford Tower CLO Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.06%)
7.48% 01/20/32
1,2,3
4,200,000 4,200,000
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3-Month Euribor plus 1.75%)
5.72% 10/15/35
2,3
$ 5,000,000 $ 5,535,622
Scholar Funding Trust,
Series 2012-B, Class A2
(SOFR30A plus 1.21%)
6.55% 03/28/46
1,2
14,651,313 14,282,297
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.92% 01/20/34
1,2,3
24,975,000 25,006,069
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.33% 10/20/34
1,2,3
25,000,000 24,932,000
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
27,023,939 24,440,828
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.89% 08/15/31
2
160,966 136,463
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
7.21% 12/15/32
2
6,193,896 6,247,129
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.20% 12/15/68
2
33,041 31,255
SLM Student Loan Trust,
Series 2003-4, Class A5E
(SOFR90A plus 1.01%)
6.36% 03/15/33
1,2
2,964,699 2,855,999
SLM Student Loan Trust,
Series 2005-9, Class A7A
(SOFR90A plus 0.86%)
6.20% 01/25/41
2
37,072,883 36,389,523
SLM Student Loan Trust,
Series 2006-2, Class A6
(SOFR90A plus 0.43%)
5.77% 01/25/41
2
20,518,219 19,819,276
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.76% 01/25/41
2
22,747,565 22,013,196
SLM Student Loan Trust,
Series 2007-1, Class A6
(SOFR90A plus 0.40%)
5.74% 01/27/42
2
22,295,418 21,583,882

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.48%)
5.82% 01/27/42
2
$ 2,606,117 $ 2,325,973
SLM Student Loan Trust,
Series 2007-6, Class B
(SOFR90A plus 1.11%)
6.45% 04/27/43
2
3,260,221 3,044,491
SLM Student Loan Trust,
Series 2007-7, Class A4
(SOFR90A plus 0.59%)
5.93% 01/25/22
2
163,711 159,325
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.80% 01/25/83
2
38,874,000 36,176,630
SLM Student Loan Trust,
Series 2008-3, Class A3
(SOFR90A plus 1.26%)
6.60% 10/25/21
2
10,600 10,369
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.80% 04/26/83
2
2,260,000 2,134,716
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.25% 07/25/22
2
1,203,339 1,202,007
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.45% 04/25/73
2
8,849,000 8,689,793
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.30% 07/25/23
2
16,753,729 16,742,065
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.45% 07/25/73
2
37,199,000 36,651,751
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
2
8,122,143 8,015,320
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
31,424,000 29,183,714
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
17,206,000 16,085,889
SLM Student Loan Trust,
Series 2009-3, Class A
(SOFR30A plus 0.86%)
6.20% 01/25/45
1,2
101,751,442 99,987,785
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2011-1, Class A2
(SOFR30A plus 1.26%)
6.60% 10/25/34
2
$ 1,310,718 $ 1,318,982
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
413,916 400,734
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
8,884,114 8,509,682
SLM Student Loan Trust,
Series 2012-3, Class A
(SOFR30A plus 0.76%)
6.10% 12/27/38
2
10,101,094 9,925,487
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.10% 05/26/26
2
15,527,366 14,948,091
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,000,000 15,709,870
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 01/15/34
1,2,3
14,500,000 14,432,445
Trestles CLO IV Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.84% 07/21/34
1,2,3
40,000,000 40,030,080
U.S. Small Business Administration,
Series 2022-25F, Class 1
4.01% 06/01/47 66,698,155 63,007,646
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00% 04/10/29
1
33,600 465,132
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.41% 01/15/35
1,2,3
17,500,000 17,467,608
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.36% 07/19/34
1,2,3
11,825,000 11,837,192
Total Asset-Backed Securities
(Cost $2,885,672,359) 2,890,590,042

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 1 .34% *
Communications — 0 .16%
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.98% 04/15/27
2
$ 6,273,491 $ 5,954,609
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
18,293,331 18,224,731
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.21% 04/11/25
2
25,994,189 26,066,063
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
2
42,781,678 36,884,651
(SOFR plus 4.33%)
9.68% 03/09/27
2
4,170,560 3,595,816
90,725,870
Consumer Discretionary — 0 .11%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
2
8,659,730 6,884,486
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.70% 01/24/29
2,3
42,034,646 40,759,315
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
4,735,415 3,856,404
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 07/31/28
2
1,333,339 1,336,018
(SOFR plus 4.25%)
9.60% 07/31/28
2
500,000 503,125
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
2
9,172,040 9,231,842
62,571,190
Entertainment — 0 .06%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.19% 08/01/27
2
31,556,703 31,403,337
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
2
2,890,811 2,902,115
34,305,452
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 0 .11%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
2
$ 16,410,072 $ 16,466,112
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
2
8,348,722 8,286,106
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 10/23/28
2
14,654,550 14,744,968
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(SOFR plus 2.26%)
7.61% 11/06/28
2
16,790,000 16,862,281
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
7.48% 04/28/28
2
4,630,109 4,613,325
60,972,792
Food — 0 .01%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
2
1,104,453 1,062,119
Aramark Services, Inc.,
Term Loan B6, 1st Lien
(SOFR plus 2.61%)
7.97% 06/22/30
2
1,040,832 1,044,568
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
2
2,476,868 1,993,185
4,099,872
Gaming — 0 .04%
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.10%)
7.46% 03/17/28
2
10,647,628 10,660,938
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 01/26/29
2
2,206,345 2,210,140
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
3,416,644 3,429,080
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.46% 04/16/29
2,3
5,260,329 5,283,343
21,583,501

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care — 0 .20%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.71% 11/08/27
2
$ 13,284,111 $ 13,330,273
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.71% 05/10/27
2,3
7,287,350 7,228,176
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
2,3
6,154,836 6,162,530
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
2
2,612,792 2,621,963
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
2
27,120,812 27,154,714
ICON Luxembourg SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.86% 07/03/28
2,3
3,712,645 3,730,633
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
2
32,253,069 32,461,263
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.75% 06/02/28
2
9,592,323 9,628,342
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 02/01/28
2
4,365,511 4,381,881
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
2
740,625 740,932
PRA Health Sciences, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.51%)
7.86% 07/03/28
2
925,008 929,490
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
7.47% 07/03/28
2
190,909 192,085
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
2
6,358,307 6,299,143
114,861,425
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 0 .17%
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.60%)
8.95% 03/06/25
2,3
$ 13,431,122 $ 12,681,934
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/16/28
2
671,755 602,480
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
2
38,292,845 38,384,556
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
2
2,205,648 2,218,055
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
2
2,964,655 2,981,332
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.86% 04/15/28
2
27,534,000 22,963,356
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
2
2,564,657 2,464,738
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.60% 08/24/28
2
15,847,599 15,939,594
98,236,045
Information Technology — 0 .23%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
2
5,496,763 5,391,803
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
7,055,886 7,034,719
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
2
4,579,044 4,599,078
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
2
6,640,922 6,686,213
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
2
12,111,903 11,846,955

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
2
$ 1,075,070 $ 1,080,446
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
17,807,828 17,362,633
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
2
3,016,863 2,971,610
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.96% 09/10/27
2
12,772,874 12,752,948
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
2,3
6,687,479 6,706,973
(SOFR plus 2.85%)
8.21% 01/31/30
2,3
8,158,237 8,186,831
Oracle Corp.,
Term Loan A1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
36,838,700 36,746,603
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.72% 08/31/28
2,3
928,383 929,961
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.11% 04/05/30
2
2,426,371 2,438,163
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 10/07/27
2
1,375,701 1,380,323
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
2
3,167,687 2,796,624
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.86%)
7.22% 04/16/25
2
2,363,031 2,368,714
131,280,597
Insurance — 0 .04%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
2
19,669,334 19,664,122
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.72% 12/23/26
2
$ 1,250,025 $ 1,249,331
20,913,453
Materials — 0 .03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
2
14,257,993 14,272,251
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.96% 05/06/27
2
840,443 823,634
15,095,885
Retail — 0 .09%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
2,3
8,308,689 8,322,025
American Airlines, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.01%)
10.43% 04/20/28
2
294,910 303,412
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.72% 02/19/28
2
30,517,514 30,603,421
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.22% 03/15/28
2
8,606,932 8,627,545
47,856,403
Services — 0 .08%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
3,328,794 3,338,147
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 3.35%)
8.70% 03/06/25
2
13,398,947 12,650,013
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
2,061,696 2,048,810
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
4,467,008 4,439,089
GTCR W Merger Sub LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 09/20/30

7,253,153 7,293,952

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
2
$ 4,952,721 $ 4,926,422
Prime Security Services Borrower, LLC,
Term Loan A, 1st Lien
(SOFR plus 2.35%)
7.69% 03/14/28
2
2,909,430 2,894,883
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
9.21% 02/23/29
2
879,548 883,123
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.36%)
7.72% 12/01/28
2,3
2,498,748 2,510,155
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
2
4,065,802 3,934,680
44,919,274
Transportation — 0 .01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.56% 04/21/28
2
3,909,246 3,928,792
Total Bank Loans
(Cost $755,566,428) 751,350,551
CORPORATES — 24 .27% *
Banking — 6 .18%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,6
7,000,000 6,153,726
Bank of America Corp.
1.73% 07/22/27
6
203,429,000 186,453,509
2.30% 07/21/32
6
2,000 1,635
2.59% 04/29/31
6
2,891,000 2,495,195
2.69% 04/22/32
6
17,534,000 14,823,390
3.42% 12/20/28
6
2,687,000 2,530,753
Bank of America Corp.
(MTN)
1.90% 07/23/31
6
7,795,000 6,381,872
1.92% 10/24/31
6
17,569,000 14,289,871
2.09% 06/14/29
6
252,043,000 222,544,863
2.50% 02/13/31
6
201,000 172,711
3.97% 03/05/29
6
336,000 321,232
(CME Term SOFR 3-Month plus 0.91%)
6.29% 12/01/26
2
50,000,000 48,523,475
Bank of America Corp.,
Series N
1.66% 03/11/27
6
268,676,000 248,925,399
2.65% 03/11/32
6
3,841,000 3,245,966
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,6
$ 54,865,000 $ 53,002,223
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,6
17,349,000 15,919,831
2.01% 09/22/28
3,6
129,962,000 115,775,126
2.21% 08/17/29
3,6
184,140,000 160,849,212
2.80% 05/24/32
3,6
51,553,000 43,084,868
3.97% 05/22/30
3,6
2,650,000 2,478,844
4.76% 06/09/28
3,6
3,116,000 3,073,673
6.33% 03/09/44
3,6
1,000 1,083
JPMorgan Chase & Co.
0.77% 08/09/25
6
41,694,000 40,448,235
0.97% 06/23/25
6
179,824,000 175,680,812
1.58% 04/22/27
6
65,009,000 60,018,354
2.01% 03/13/26
6
2,732,000 2,625,526
2.07% 06/01/29
6
1,295,000 1,149,384
2.58% 04/22/32
6
31,454,000 26,638,358
3.70% 05/06/30
6
2,876,000 2,708,403
4.01% 04/23/29
6
2,671,000 2,572,033
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,6
21,375,000 19,607,947
3.57% 11/07/28
3,6
2,073,000 1,951,878
3.75% 03/18/28
3,6
1,441,000 1,380,829
3.87% 07/09/25
3,6
27,225,000 26,973,155
3.90% 03/12/24
3
27,591,000 27,482,193
4.98% 08/11/33
3,6
24,015,000 23,394,451
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
35,357,000 35,233,382
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
136,758,000 133,926,986
5.58% 06/12/29
6
26,025,000 26,558,333
6.04% 10/28/33
6
6,665,000 6,974,263
6.88% 10/20/34
6
39,210,000 43,583,011
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,6
232,404,000 229,817,327
1.53% 08/21/26
3,6
6,354,000 5,929,486
1.67% 06/14/27
3,6
42,806,000 38,981,091
2.47% 01/11/28
3,6
20,406,000 18,612,768
3.82% 11/03/28
3,6
2,200,000 2,066,735
U.S. Bancorp
4.65% 02/01/29
6
70,000 68,939
4.84% 02/01/34
6
142,861,000 137,169,436
5.84% 06/12/34
6
31,060,000 32,090,075
5.85% 10/21/33
6
35,790,000 36,974,215
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
150,785,000 138,156,756
2.19% 06/05/26
1,3,6
42,674,000 40,593,643
2.59% 09/11/25
1,3,6
7,144,000 6,990,450
3.09% 05/14/32
1,3,6
199,847,000 170,448,601
3.87% 01/12/29
1,3,6
17,646,000 16,650,277

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
4.19% 04/01/31
1,3,6
$ 7,013,000 $ 6,536,049
6.37% 07/15/26
1,3,6
29,465,000 29,862,501
6.54% 08/12/33
1,3,6
154,328,000 164,552,230
9.02% 11/15/33
1,3,6
55,469,000 68,261,538
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
6
49,673,000 47,829,917
2.39% 06/02/28
6
90,860,000 83,260,615
2.88% 10/30/30
6
168,638,000 149,951,717
3.35% 03/02/33
6
167,399,000 146,480,426
3.53% 03/24/28
6
82,210,000 78,481,112
4.90% 07/25/33
6
4,193,000 4,087,094
5.01% 04/04/51
6
50,000 47,610
5.57% 07/25/29
6
11,374,000 11,636,996
3,475,493,594
Communications — 2 .03%
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
2,200,000 2,060,960
Cable One, Inc.
4.00% 11/15/30
1
39,180,000 32,127,600
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,968,551
2.80% 04/01/31 5,987,000 5,060,013
4.80% 03/01/50 122,389,000 94,894,911
5.38% 04/01/38 2,030,000 1,841,748
5.38% 05/01/47 116,802,000 99,939,411
5.75% 04/01/48 33,533,000 29,804,477
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13% 07/01/49 14,837,000 12,221,979
5.25% 04/01/53 19,522,000 16,375,969
CommScope, Inc.
4.75% 09/01/29
1
36,103,000 24,640,298
CSC Holdings LLC
4.50% 11/15/31
1
835,000 632,279
4.63% 12/01/30
1
4,879,000 2,927,400
5.38% 02/01/28
1
22,749,000 20,116,333
5.75% 01/15/30
1
35,324,000 22,025,927
6.50% 02/01/29
1
79,059,000 69,840,325
7.50% 04/01/28
1
5,318,000 3,983,421
11.25% 05/15/28
1
6,010,000 6,196,386
Frontier Communications Holdings LLC
5.00% 05/01/28
1
458,000 423,537
6.75% 05/01/29
1
2,406,000 2,153,967
8.63% 03/15/31
1
44,398,000 45,306,840
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
63,777,000 63,827,495
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
18,270,000 17,512,650
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc.
10.50% 05/15/30
1
$ 12,664,000 $ 12,347,400
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
9,283,000 8,911,680
Qwest Corp.
7.25% 09/15/25 4,044,000 3,958,065
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
55,170,000 43,164,551
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
29,377,813 29,138,367
5.15% 03/20/28
1
255,930,750 254,912,962
Tencent Holdings Ltd.
(Cayman Islands)
3.68% 04/22/41
1,3
22,760,000 17,916,782
3.84% 04/22/51
1,3
9,246,000 6,940,126
3.98% 04/11/29
1,3
9,225,000 8,769,654
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 14,916,937
5.50% 09/01/41 37,297,000 32,314,764
T-Mobile USA, Inc.
2.63% 04/15/26 46,941,000 44,689,405
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
38,556,000 33,096,088
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
30,755,000 30,078,915
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
3,817,000 3,064,267
Ziggo BV
(Netherlands)
4.88% 01/15/30
1,3
15,255,000 13,674,735
1,139,777,175
Consumer Discretionary — 1 .41%
Altria Group, Inc.
3.70% 02/04/51 995,000 703,332
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
12,881,000 12,290,657
5.30% 05/15/48
1,3
8,831,000 8,465,700
BAT Capital Corp.
3.73% 09/25/40 3,182,000 2,350,203
4.39% 08/15/37 63,160,000 52,974,224
4.54% 08/15/47 125,435,000 96,514,423
4.76% 09/06/49 25,502,000 20,252,869
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
82,186,000 47,072,282
4.00% 11/23/55
3
8,700,000 6,996,606
Central Garden & Pet Co.
4.13% 10/15/30 2,200,000 2,004,540

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance Netherlands BV
(EMTN)
(Netherlands)
1.75% 03/18/33
3
$ 30,150,000 $ 26,178,219
5.25% 02/15/31
3
20,000,000 22,900,536
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 15,087,057
3.50% 07/26/26
1,3
40,000,000 38,216,692
4.25% 07/21/25
1,3
5,566,000 5,470,823
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,249,486
Reynolds American, Inc.
5.70% 08/15/35 5,820,000 5,731,499
5.85% 08/15/45 63,022,000 59,502,924
Spectrum Brands, Inc.
3.88% 03/15/31
1
12,845,000 11,674,908
Triton Water Holdings, Inc.
6.25% 04/01/29
1
43,280,000 37,924,100
WarnerMedia Holdings, Inc.
5.05% 03/15/42 11,935,000 10,536,271
5.14% 03/15/52 304,615,000 262,398,943
5.39% 03/15/62 52,245,000 44,976,168
792,472,462
Consumer Products — 0 .01%
Newell Brands, Inc.
6.50% 04/01/46 3,935,000 3,277,039
Diversified REITs — 1 .10%
American Tower Corp.
0.88% 05/21/29 8,755,000 8,445,830
0.95% 10/05/30 39,651,000 36,834,847
1.00% 01/15/32 15,023,000 13,618,616
1.88% 10/15/30 13,336,000 10,947,358
2.70% 04/15/31 62,899,000 54,053,842
4.63% 05/16/31 8,000,000 9,322,230
5.65% 03/15/33 14,974,000 15,581,517
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
14,032,000 13,284,934
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
5,000,000 4,404,867
1.25% 02/01/31
3
26,308,000 24,366,469
1.50% 03/15/30
3
25,000,000 24,067,816
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
26,530,000 23,095,367
1.38% 07/18/32
3
22,395,000 20,246,559
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 8,388,000 7,129,800
4.00% 01/15/30 33,680,000 30,800,360
4.00% 01/15/31 7,310,000 6,590,539
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
5.30% 01/15/29 $ 30,710,000 $ 30,684,818
5.38% 04/15/26 74,015,000 73,603,639
5.75% 06/01/28 24,498,000 24,737,590
6.75% 12/01/33 6,910,000 7,462,381
VICI Properties LP
4.95% 02/15/30 9,655,000 9,387,557
5.13% 05/15/32 77,904,000 76,049,654
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
21,736,000 20,619,422
3.88% 02/15/29
1
44,136,000 40,579,118
4.13% 08/15/30
1
3,627,000 3,315,441
4.50% 09/01/26
1
8,763,000 8,582,394
4.50% 01/15/28
1
19,194,000 18,322,872
616,135,837
Electric — 1 .55%
Alliant Energy Finance LLC
5.95% 03/30/29
1
4,120,000 4,291,033
Alliant Energy Finance, LLC
3.60% 03/01/32
1
4,515,000 3,985,013
American Electric Power Co., Inc.
2.03% 03/15/24 4,935,000 4,895,566
5.75% 11/01/27 7,930,000 8,215,184
Appalachian Power Co.
4.45% 06/01/45 100,000 85,633
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 7,110,154
Arizona Public Service Co.
6.35% 12/15/32 20,904,000 22,745,932
Black Hills Corp.
4.35% 05/01/33 2,785,000 2,584,828
6.15% 05/15/34 13,020,000 13,637,988
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88% 07/26/33
3
4,340,000 3,517,434
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 9,460,961
4.25% 12/15/41 14,683,000 13,006,643
5.35% 01/15/53 13,611,000 14,001,760
5.40% 01/15/54 25,000,000 25,899,550
Duke Energy Corp.
3.85% 06/15/34 96,657,000 105,871,314
Duke Energy Florida LLC
5.88% 11/15/33 17,960,000 19,405,514
6.20% 11/15/53 35,000,000 40,148,006
Duke Energy Progress LLC
5.35% 03/15/53 5,000,000 5,094,710
Eversource Energy
5.95% 02/01/29 8,980,000 9,427,784
FirstEnergy Corp.,
Series B
2.25% 09/01/30 3,775,000 3,171,000
FirstEnergy Transmission LLC
2.87% 09/15/28
1
50,514,000 45,850,152

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
4.35% 01/15/25
1
$ 23,330,000 $ 23,129,367
4.55% 04/01/49
1
8,175,000 7,128,358
5.45% 07/15/44
1
24,625,000 23,881,758
Interstate Power and Light Co.
5.70% 10/15/33 15,980,000 16,841,303
Jersey Central Power & Light Co.
2.75% 03/01/32
1
820,000 697,598
4.30% 01/15/26
1
8,645,000 8,463,500
4.70% 04/01/24
1
49,765,000 49,593,824
6.40% 05/15/36 11,630,000 12,516,782
Metropolitan Edison Co.
4.00% 04/15/25
1
35,719,000 34,788,028
4.30% 01/15/29
1
18,381,000 17,830,416
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
1,683,180 1,569,565
New England Power Co.
5.94% 11/25/52
1
20,670,000 22,078,424
Niagara Mohawk Power Corp.
3.03% 06/27/50
1
3,543,000 2,338,854
4.28% 10/01/34
1
4,375,000 4,008,602
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 116,613
4.15% 04/15/25
1
28,335,000 27,793,422
5.15% 03/30/26
1
3,000,000 2,997,041
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 14,022,712
Southwestern Electric Power Co.
3.25% 11/01/51 6,519,000 4,406,268
5.30% 04/01/33 47,200,000 47,369,951
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 24,930,010
Southwestern Electric Power Co.,
Series L
3.85% 02/01/48 19,395,000 14,630,283
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
38,400,000 39,660,717
4.50% 10/28/34
3
18,555,000 22,881,410
4.75% 10/28/42
3
61,891,000 80,256,349
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 7,990,454
874,327,768
Energy — 1 .02%
Boston Gas Co.
3.76% 03/16/32
1
25,917,000 23,122,561
6.12% 07/20/53
1
13,275,000 13,970,348
Brooklyn Union Gas Co. (The)
6.39% 09/15/33
1
35,000,000 36,627,174
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
5,000,000 5,443,500
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Energy Transfer LP
4.90% 03/15/35 $ 5,160,000 $ 4,918,089
5.00% 05/15/50 390,000 349,364
5.15% 03/15/45 29,389,000 26,919,184
5.35% 05/15/45 4,421,000 4,121,202
5.40% 10/01/47 63,078,000 59,011,899
6.13% 12/15/45 16,239,000 16,469,272
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
16,812,966 14,640,416
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,502,156
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
15,883,000 13,254,860
4.75% 04/19/27
3
3,195,000 3,113,511
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
6,856,000 6,815,711
KeySpan Gas East Corp.
5.99% 03/06/33
1
5,530,000 5,646,956
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 172,062
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
26,895,000 30,876,908
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
34,071,000 30,735,449
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
7,570,000 4,837,870
6.63% 06/15/35
3
26,000 19,894
6.75% 09/21/47
3
40,792,000 26,742,256
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 6,221,768
5.40% 06/15/33 10,545,000 10,881,755
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 6,104,928
Rockies Express Pipeline LLC
4.80% 05/15/30
1
5,475,000 5,037,000
4.95% 07/15/29
1
46,101,000 44,190,669
6.88% 04/15/40
1
23,097,000 22,750,545
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 42,567
5.15% 09/15/32 10,300,000 10,452,834
5.75% 09/15/33 20,800,000 21,876,569

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
$ 16,442,000 $ 16,762,619
TC PipeLines LP
4.38% 03/13/25 2,198,000 2,169,221
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
20,715,000 19,633,936
5.85% 03/15/36
3
2,878,000 2,984,161
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 34,635,000 31,647,731
Venture Global Calcasieu Pass LLC
6.25% 01/15/30
1
16,688,000 16,625,420
Venture Global LNG, Inc.
9.50% 02/01/29
1
18,223,000 19,289,708
9.88% 02/01/32
1
8,298,000 8,646,718
574,628,791
Finance — 3 .78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
21,203,000 19,646,812
3.00% 10/29/28
3
73,242,000 66,904,997
3.30% 01/30/32
3
105,825,000 92,229,849
Air Lease Corp.
2.20% 01/15/27 23,695,000 21,726,569
3.25% 03/01/25 19,930,000 19,406,982
3.25% 10/01/29 5,000,000 4,526,931
4.25% 09/15/24 5,554,000 5,492,691
4.63% 10/01/28 2,000,000 1,957,364
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 33,981,445
2.88% 01/15/26 10,055,000 9,583,736
3.00% 02/01/30 2,000,000 1,775,554
Alta Wind Holdings LLC
7.00% 06/30/35
1,4,5
2,963,214 2,560,575
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
171,755,000 152,322,833
2.88% 02/15/25
1,3
20,755,000 20,078,156
3.25% 02/15/27
1,3
17,880,000 16,567,900
3.95% 07/01/24
1,3
35,499,000 35,081,254
4.38% 05/01/26
1,3
7,405,000 7,179,739
Citigroup, Inc.
1.46% 06/09/27
6
69,351,000 63,504,873
2.52% 11/03/32
6
59,557,000 49,065,168
2.57% 06/03/31
6
30,100,000 25,727,329
2.67% 01/29/31
6
3,838,000 3,334,980
2.98% 11/05/30
6
10,739,000 9,582,536
3.06% 01/25/33
6
122,230,000 104,502,986
3.98% 03/20/30
6
3,965,000 3,765,143
6.07% 10/30/24
6
672,000 671,821
EverBank Financial Corp.
5.75% 07/02/25 4,045,000 3,746,301
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
$ 6,400,000 $ 6,639,187
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
5,313,000 5,452,679
8.00% 06/15/28
1,3
38,889,000 40,055,670
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
6
158,414,000 146,125,123
1.54% 09/10/27
6
106,598,000 96,778,562
1.76% 01/24/25
6
7,000,000 6,975,311
1.95% 10/21/27
6
1,337,000 1,224,262
2.38% 07/21/32
6
41,556,000 34,190,771
3.27% 09/29/25
6
27,707,000 27,253,503
3.50% 04/01/25 31,914,000 31,246,139
(SOFR Rate plus 0.49%)
5.86% 10/21/24
2
77,465,000 77,378,108
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 12,415,000 10,428,600
5.25% 05/15/27 7,682,000 6,961,813
6.25% 05/15/26 827,000 792,382
9.75% 01/15/29
1
20,427,000 20,877,517
JPMorgan Chase & Co.
0.56% 02/16/25
6
7,895,000 7,842,209
0.82% 06/01/25
6
30,872,000 30,229,844
1.04% 02/04/27
6
6,590,000 6,058,741
1.56% 12/10/25
6
163,875,000 157,799,841
1.95% 02/04/32
6
55,615,000 45,223,691
2.55% 11/08/32
6
24,664,000 20,622,949
2.95% 02/24/28
6
39,486,000 37,172,942
2.96% 01/25/33
6
12,277,000 10,531,506
Morgan Stanley
0.79% 05/30/25
6
64,230,000 62,809,072
0.99% 12/10/26
6
24,551,000 22,601,703
1.59% 05/04/27
6
9,248,000 8,523,092
2.48% 09/16/36
6
64,027,000 50,862,484
5.30% 04/20/37
6
1,801,000 1,754,160
Morgan Stanley
(GMTN)
2.24% 07/21/32
6
52,062,000 42,566,956
Morgan Stanley
(MTN)
1.16% 10/21/25
6
162,926,000 156,905,251
1.79% 02/13/32
6
3,273,000 2,615,055
1.93% 04/28/32
6
5,425,000 4,354,155
Morgan Stanley,
Series I
0.86% 10/21/25
6
14,000,000 13,450,507
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,6
89,980,000 83,717,265
4.30% 03/08/29
1,3,6
13,000,000 12,457,342
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
26,855,000 26,807,397

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
UBS Group AG
(Switzerland)
1.49% 08/10/27
1,3,6
$ 13,125,000 $ 11,870,454
4.70% 08/05/27
1,3,6
4,285,000 4,222,242
Vonovia SE
(Georgia)
1.00% 06/16/33
3
1,900,000 1,600,102
1.50% 06/14/41
3
6,600,000 4,767,404
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
11,700,000 13,700,708
2,128,371,223
Food — 0 .77%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
(Canada)
6.75% 03/15/34
1,3
89,136,000 93,869,635
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
3
22,699,000 19,560,741
4.38% 02/02/52
3
63,603,000 47,264,361
5.50% 01/15/30
3
16,622,000 16,351,582
5.75% 04/01/33
3
46,048,000 45,592,409
6.50% 12/01/52
3
7,475,000 7,515,423
Pilgrim's Pride Corp.
3.50% 03/01/32 85,672,000 72,643,407
4.25% 04/15/31 1,429,000 1,292,116
6.25% 07/01/33 41,051,000 42,294,321
6.88% 05/15/34 9,395,000 10,152,533
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
38,886,000 33,756,049
Smithfield Foods, Inc.
2.63% 09/13/31
1
14,435,000 11,229,264
3.00% 10/15/30
1
8,890,000 7,315,944
4.25% 02/01/27
1
24,855,000 23,932,943
432,770,728
Health Care — 1 .79%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
34,837,000 33,995,861
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
2,805,000 2,705,454
3.95% 04/15/45
1
17,489,000 12,791,758
4.38% 12/15/28
1
84,521,000 80,398,290
4.40% 07/15/44
1
69,196,000 54,764,451
4.63% 06/25/38
1
46,534,000 40,023,710
4.88% 06/25/48
1
44,314,000 37,422,075
5.50% 08/15/25
1
13,932,000 13,792,788
5.50% 07/30/35
1
3,820,000 3,730,744
Bayer U.S. Finance LLC
6.50% 11/21/33
1
17,750,000 18,310,961
6.88% 11/21/53
1
28,175,000 30,018,348
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson & Co.
3.36% 06/06/24 $ 1,013,000 $ 1,003,262
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
1
5,197,000 4,553,871
3.50% 04/01/30
1
17,205,000 14,986,042
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 30,110,000 29,010,208
Centene Corp.
2.45% 07/15/28 16,858,000 15,061,454
2.50% 03/01/31 1,614,000 1,345,760
3.00% 10/15/30 138,275,000 119,926,389
4.25% 12/15/27 74,814,000 72,144,131
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 6,506,000 5,754,103
Embecta Corp.
6.75% 02/15/30
1
21,244,000 18,580,971
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
7,910,000 7,093,426
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 61,075,189
Fresenius SE & Co. KGaA
(EMTN)
(Georgia)
2.88% 05/24/30
3
8,000,000 8,468,162
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
20,825,000 21,087,845
HCA, Inc.
2.38% 07/15/31 563,000 466,014
4.38% 03/15/42 15,000,000 12,737,568
5.25% 06/15/26 20,209,000 20,315,445
5.25% 06/15/49 106,646,000 99,273,145
5.88% 02/15/26 3,915,000 3,939,311
Illumina, Inc.
2.55% 03/23/31 200,000 169,294
5.75% 12/13/27 4,480,000 4,607,232
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
25,064,000 22,933,560
Medtronic Global Holdings SCA
(Luxembourg)
3.38% 10/15/34
3
7,195,000 8,031,728
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
40,329,000 33,033,517
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 2,038,118
Revvity, Inc.
0.85% 09/15/24 12,935,000 12,496,494
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
1,295,000 1,162,136

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Sartorius Finance BV
(Netherlands)
4.50% 09/14/32
3
$ 19,700,000 $ 22,701,759
4.88% 09/14/35
3
8,100,000 9,463,578
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
5,840,000 7,324,802
Universal Health Services, Inc.
1.65% 09/01/26 45,000,000 40,991,787
1,009,730,741
Health Care REITs — 0 .21%
Healthcare Reality Holdings LP
2.00% 03/15/31 6,588,000 5,277,221
3.10% 02/15/30 35,467,000 31,101,690
Healthcare Realty Holdings LP
2.05% 03/15/31 17,654,000 13,794,850
2.40% 03/15/30 29,082,000 23,915,860
3.63% 01/15/28 25,359,000 23,408,948
3.88% 05/01/25 9,381,000 9,126,494
Physicians Realty LP
2.63% 11/01/31 4,632,000 3,814,754
3.95% 01/15/28 1,245,000 1,186,151
4.30% 03/15/27 8,717,000 8,497,580
120,123,548
Industrial REITs — 0 .21%
LXP Industrial Trust
6.75% 11/15/28 4,015,000 4,226,439
Prologis Euro Finance LLC
0.50% 02/16/32 19,021,000 16,478,196
0.63% 09/10/31 3,200,000 2,892,403
1.00% 02/06/35 13,648,000 11,277,081
1.00% 02/16/41 5,698,000 3,988,627
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 30,458,000 34,016,606
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
46,714,000 44,029,789
116,909,141
Industrials — 0 .78%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
66,603,000 51,897,720
Artera Services LLC
9.03% 12/04/25
1
26,315,000 24,983,650
Berry Global, Inc.
1.50% 01/15/27
1
3,110,000 3,224,908
1.57% 01/15/26 42,992,000 39,989,287
1.65% 01/15/27 16,949,000 15,272,010
4.88% 07/15/26
1
82,131,000 80,761,893
Boeing Co. (The)
1.43% 02/04/24 151,800,000 151,233,220
4.88% 05/01/25 19,940,000 19,858,252
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
6.03% 05/05/26
2
$ 1,785,000 $ 1,774,889
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
11,550,000 10,548,899
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 12,798,643
OT Merger Corp.
7.88% 10/15/29
1
33,842,000 20,522,356
Trivium Packaging Finance BV
(Netherlands)
8.50% 08/15/27
1,3
7,578,000 7,442,733
440,308,460
Information Technology — 0 .24%
Fidelity National Information Services, Inc.
4.50% 08/15/46 4,055,000 3,439,034
NCR Voyix Corp.
5.25% 10/01/30
1
12,000 11,036
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
3,061,000 3,175,787
Oracle Corp.
3.60% 04/01/40 25,483,000 20,341,327
3.65% 03/25/41 34,958,000 27,856,905
3.85% 07/15/36 35,336,000 30,820,497
3.95% 03/25/51 20,067,000 15,791,330
4.13% 05/15/45 26,924,000 22,085,606
6.50% 04/15/38 7,870,000 8,697,038
132,218,560
Insurance — 1 .10%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
2,000,000 1,830,000
7.00% 11/15/25
1
2,012,000 2,009,988
Athene Global Funding
1.61% 06/29/26
1
61,330,000 55,602,032
1.99% 08/19/28
1
11,040,000 9,546,923
(SOFR Index plus 0.70%)
6.10% 05/24/24
1,2
146,955,000 146,864,211
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 13,615,651
7.20% 07/15/48
1
18,415,000 18,669,488
Farmers Exchange Capital II
6.15% 11/01/53
1,6
59,331,000 56,073,618
Farmers Exchange Capital III
5.45% 10/15/54
1,6
80,605,000 68,819,084
Farmers Insurance Exchange
4.75% 11/01/57
1,6
23,060,000 17,786,253
Metropolitan Life Global Funding I
3.30% 03/21/29
1
16,005,000 14,885,683
4.30% 08/25/29
1
6,940,000 6,757,072
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,6
42,571,000 42,535,070

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Protective Life Global Funding
1.90% 07/06/28
1
$ 56,210,000 $ 49,938,052
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
87,665,000 64,796,128
4.27% 05/15/47
1
3,496,000 3,038,913
4.38% 09/15/54
1,6
35,635,000 35,079,368
Willis North America, Inc.
5.35% 05/15/33 11,025,000 11,153,224
619,000,758
Materials — 0 .34%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
6,810,000 6,610,862
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
14,861,000 15,034,874
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
1,615,000 1,416,600
2.30% 11/01/30
1
68,565,000 56,751,324
3.27% 11/15/40
1
10,351,000 7,425,104
3.47% 12/01/50
1
9,947,000 6,810,037
5.00% 09/26/48 104,037,000 88,625,658
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
9,122,000 7,923,369
190,597,828
Office REITs — 0 .22%
Hudson Pacific Properties LP
3.25% 01/15/30 51,605,000 38,804,082
3.95% 11/01/27 24,750,000 20,747,870
4.65% 04/01/29 22,120,000 17,970,874
5.95% 02/15/28 20,250,000 18,161,181
Kilroy Realty LP
2.50% 11/15/32 3,705,000 2,818,319
2.65% 11/15/33 35,363,000 26,854,404
125,356,730
Real Estate Investment Trust (REIT) — 0 .23%
American Tower Corp.
5.55% 07/15/33 30,425,000 31,565,528
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
1,375,000 1,676,528
3.18% 07/12/29
3
10,509,000 11,997,629
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69% 07/12/34
3
1,100,000 1,188,334
Crown Castle, Inc.
2.10% 04/01/31 23,220,000 18,931,075
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Realty Income Corp.
5.13% 07/06/34 $ 48,850,000 $ 59,690,293
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
4,500,000 4,479,304
129,528,691
Residential REITs — 0 .15%
American Homes 4 Rent LP
3.38% 07/15/51 17,118,000 11,802,804
Invitation Homes Operating Partnership LP
2.00% 08/15/31 30,593,000 24,384,664
2.70% 01/15/34 40,308,000 32,435,362
4.15% 04/15/32 4,798,000 4,413,083
5.50% 08/15/33 13,766,000 13,798,521
86,834,434
Retail — 0 .13%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
1
2,000,000 1,894,200
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
19,535,000 17,259,563
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
83,531,000 52,679,243
Raising Cane's Restaurants LLC
9.38% 05/01/29
1
2,843,000 3,035,525
74,868,531
Retail REITs — 0 .03%
Federal Realty OP LP
7.48% 08/15/26 18,825,000 19,577,728
Services — 0 .20%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
3,792,000 3,680,565
Global Payments, Inc.
4.88% 03/17/31 26,568,000 30,865,522
5.95% 08/15/52 18,786,000 19,240,622
Upbound Group, Inc.
6.38% 02/15/29
1
3,646,000 3,437,339
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
4,017,000 3,905,104
Waste Pro USA, Inc.
5.50% 02/15/26
1
34,983,000 33,710,668
Worldline SA
(France)
0.00% 07/30/26
3,7
160,500 15,957,733
110,797,553
Specialized REITs — 0 .35%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
45,583,000 45,367,369
2.92% 10/06/51
3
3,500,000 2,815,395
3.94% 07/12/47
3
6,700,000 6,676,163

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
19 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
$ 13,651,000 $ 12,666,664
1.63% 04/20/30
3
13,650,000 12,096,833
1.75% 03/12/29
3
42,369,000 39,484,487
Extra Space Storage LP
2.20% 10/15/30 1,090,000 908,248
2.35% 03/15/32 48,777,000 39,795,110
2.40% 10/15/31 14,348,000 11,840,725
2.55% 06/01/31 4,000,000 3,329,510
3.88% 12/15/27 10,980,000 10,494,162
3.90% 04/01/29 1,430,000 1,358,220
Public Storage Operating Co.
0.50% 09/09/30 12,430,000 11,387,089
198,219,975
Transportation — 0 .37%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 14,007,925 12,757,120
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 71,280,357 63,391,752
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 8,559,289 7,827,815
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 20,626,610 20,822,713
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 5,795 5,659
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 10,423,261 10,108,505
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 26,527,227 24,184,817
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 66,235,000 67,288,331
206,386,712
Water — 0 .07%
Suez SACA
(EMTN)
(France)
2.88% 05/24/34
3
3,200,000 3,304,756
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Water (continued)
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
$ 33,425,000 $ 35,005,803
38,310,559
Total Corporates
(Cost $14,238,899,162) 13,656,024,566
FOREIGN GOVERNMENT OBLIGATIONS — 0 .59%
Foreign Government Obligations — 0 .59%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
17,393,000 15,945,902
6.00% 10/20/33
3
20,120,000 20,152,192
Chile Government International Bond
(Chile)
3.50% 01/31/34
3
4,300,000 3,844,469
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
5,971,000 5,040,718
3.13% 04/15/31
3
12,070,000 9,856,837
4.50% 03/15/29
3
3,659,000 3,431,410
8.00% 04/20/33
3
1,670,000 1,829,485
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 23,137,166
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
6,705,000 7,053,861
Guatemala Government Bond,
Series REGS
(Guam)
5.25% 08/10/29
3
19,100,000 18,770,525
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
17,300,000 13,989,489
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
31,289,000 26,527,715
3.50% 02/12/34
3
14,767,000 12,547,520
4.75% 04/27/32
3
2,350,000 2,267,750
4.88% 05/19/33
3
10,300,000 9,955,980
6.35% 02/09/35
3
2,690,000 2,826,652
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
10,500,000 10,723,650
6.75% 10/28/27
3
2,800,000 2,961,336
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
20,627,000 15,125,392
3.16% 01/23/30

18,249,000 15,591,946

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
$ 14,150,000 $ 13,855,680
Peruvian Government International Bond
(Peru)
2.78% 01/23/31
3
27,300,000 23,841,636
Republic of Poland Government International Bond
(Poland)
4.88% 10/04/33
3
18,565,000 18,867,053
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
1,556,000 1,458,844
4.85% 09/30/29
3
9,814,000 9,227,515
5.88% 06/22/30
3
5,535,000 5,385,382
5.88% 04/20/32
3
10,600,000 10,073,180
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
2,840,000 2,944,149
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 22,184,396
Total Foreign Government Obligations
(Cost $351,737,667) 329,417,830
MORTGAGE-BACKED — 52 .54% **
Non-Agency Commercial Mortgage-Backed — 3 .76%
1301 Properties Owner LP
2.08% 09/07/25
4,5
47,327,027 47,019,401
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,6
122,930,000 113,641,262
BGME Trust,
Series 2021-VR, Class A
2.99% 01/10/43
1,6
20,000,000 15,657,692
BGME Trust,
Series 2021-VR, Class B
2.99% 01/10/43
1,6
32,137,000 23,382,940
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
80,266,303 78,227,539
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.81% 07/15/54
6
21,624,000 21,448,471
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.40% 10/15/36
1,2
56,684,049 56,548,797
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 154,207,960
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.48% 06/15/27
1,2
132,924,000 133,223,632
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
8.50% 06/15/27
1,2
$ 90,170,000 $ 90,475,066
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 37,348,262
BXHPP Trust,
Series 2021-FILM, Class A
(CME Term SOFR 1-Month plus 0.76%)
6.13% 08/15/36
1,2
57,000,000 54,219,459
BXHPP Trust,
Series 2021-FILM, Class B
(CME Term SOFR 1-Month plus 1.01%)
6.38% 08/15/36
1,2
16,602,000 15,242,595
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.58% 08/15/36
1,2
15,057,000 13,539,260
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.98% 08/15/36
1,2
11,500,000 10,014,213
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30% 03/10/39
1,6
272,551,000 3,948,405
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(LIBOR USD 1-Month plus 2.25%)
7.71% 12/19/24
1,2
90,174,649 82,121,836
CENT Trust,
Series 2023-CITY, Class A
(CME Term SOFR 1-Month plus 2.62%)
7.98% 09/15/38
1,2
88,590,000 89,136,167
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
27,645,000 23,329,804
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65% 12/10/41
1
5,000,000 4,133,206
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.58% 05/15/54
6
26,458,000 25,847,893
Commercial Mortgage Pass-Through Certificates,
Series 2023-BRND, Class A
7.12% 07/10/28
1,6
46,000,000 47,985,682
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 91,982 88,975
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.39% 05/15/36
1,2
16,359,300 16,336,609

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
21 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class D
(CME Term SOFR 1-Month plus 1.65%)
7.01% 05/15/36
1,2
$ 9,975,183 $ 9,944,548
CSMC 2022-MDR A
7.12% 08/15/25
6
85,000,000 84,504,837
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 25,742,488
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
20,000,000 19,388,255
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
5.15% 11/20/33
2,3
3,008,139 3,170,844
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
84,915,000 75,285,902
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,6
81,025,000 70,242,063
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(CME Term SOFR 1-Month plus 2.00%)
7.36% 05/15/36
1,2
26,449,000 26,112,895
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class A
(Ireland)
(3-Month Euribor plus 0.75%)
4.74% 08/17/33
2,3
5,917,625 6,383,408
Last Mile Securities PE 2021 DAC,
Series 2021-1X, Class A1
(Ireland)
(3-Month Euribor plus 0.90%)
4.89% 08/17/31
2,3
5,361,896 5,782,635
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.41%)
6.78% 07/15/36
1,2,3
27,225,739 26,960,721
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.35%)
6.71% 02/19/37
1,2,3
25,000,000 24,700,395
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
8,500,000 6,547,898
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 125,166,860
Project Colt (Acquired 03/08/2022, cost $100,000,000)
7.05% 03/10/27
4,5,6
100,000,000 99,180,000
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
$ 9,170,000 $ 8,533,002
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,6
56,465,000 40,328,116
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,6
8,710,000 6,212,601
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
8.34% 01/15/27
1,2
68,000,000 63,815,188
SREIT Trust,
Series 2021-PALM, Class G
(CME Term SOFR 1-Month plus 3.73%)
9.09% 10/15/34
1,2
40,000,000 37,951,452
Taurus UK DAC,
Series 2021-UK1A, Class A
(Ireland)
(SONIA plus 0.85%)
6.07% 05/17/31
1,2,3
4,765,002 5,927,586
Taurus UK DAC,
Series 2021-UK1X, Class C
(Ireland)
(SONIA plus 1.65%)
6.87% 05/17/31
2,3
975,833 1,193,300
Taurus UK DAC,
Series 2021-UK1X, Class D
(Ireland)
(SONIA plus 2.60%)
7.82% 05/17/31
2,3
5,618,732 6,877,323
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.87% 05/17/31
2,3
5,761,682 7,005,753
Taurus UK DAC,
Series 2021-UK4A, Class B
(Ireland)
(SONIA plus 1.50%)
6.72% 08/17/31
1,2,3
1,866,056 2,286,743
Taurus UK DAC,
Series 2021-UK4X, Class A
(Ireland)
(SONIA plus 0.95%)
6.17% 08/17/31
2,3
11,989,407 14,991,650
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.32% 08/17/31
2,3
4,070,453 4,932,278

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Taurus UK DAC,
Series 2021-UK5, Class B
(Ireland)
(SONIA plus 1.65%)
6.87% 05/17/31
2,3
$ 3,094,000 $ 3,867,428
Westfield Galleria at Roseville
8.40% 03/29/25
4,5
141,900,000 141,616,200
2,111,777,495
Non-Agency Mortgage-Backed — 9 .47%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/24)
7.40% 06/25/32 18,344 17,818
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
5.69% 02/25/37
2
858,800 855,655
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(CME Term SOFR 1-Month plus 0.75%)
6.11% 05/25/34
2
119,285 110,643
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.77% 06/25/36
2
2,329,064 1,665,180
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.85% 06/25/37
2
25,521,947 18,622,778
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(CME Term SOFR 1-Month plus 0.65%)
6.01% 01/25/36
2
133,519 121,493
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.26% 11/25/37
1,6
25,242,504 17,404,669
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/24)
2.86% 07/25/59
1
98,954 94,687
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 24,134,971 22,289,456
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 1,934 1,883
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.01% 02/25/36
2
29,281,797 26,409,194
Alternative Loan Trust,
Series 2005-84, Class 1A1
4.52% 02/25/36
6
25,032 22,643
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.17% 02/25/37
6
668,637 578,186
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
5.67% 03/25/37
2
$ 533,838 $ 137,029
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
6.16% 10/25/46
2
30,559,522 21,394,629
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.71% 02/25/47
2
43,879,265 17,122,883
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.24%)
5.60% 03/25/47
2
23,328,674 20,877,022
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(TSFR6M plus 1.93%)
4.67% 10/25/34
2
2,967,463 2,895,676
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
6.21% 10/25/35
2
72,876 71,049
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
6.13% 11/25/35
2
11,489,804 11,088,072
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(CME Term SOFR 1-Month plus 0.43%)
5.79% 11/25/36
2
39,349,212 15,600,062
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(CME Term SOFR 1-Month plus 0.86%)
6.22% 06/25/37
2
20,486,438 15,706,133
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.47% 06/25/37
2
14,966,061 11,948,721
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(CME Term SOFR 1-Month plus 0.57%)
5.93% 11/25/36
2
12,555,838 12,045,547
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 10,273 10,222
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.39% 05/20/36
6
2,444,480 2,243,441

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
23 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-E, Class 2A1
4.98% 06/20/36
6
$ 28,448 $ 25,615
Banc of America Funding Trust,
Series 2006-H, Class 3A1
4.72% 09/20/46
6
584,203 484,775
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
5.27% 07/25/34
6
16,858 15,455
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
4.47% 04/25/35
6
78,335 78,127
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 325,954 264,717
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 141,866 115,078
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 208,159 96,567
BCAP LLC Trust,
Series 2007-AA5, Class A1
(CME Term SOFR 1-Month plus 1.41%)
6.77% 09/25/47
2
11,929,673 10,349,038
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
4.08% 05/25/35
6
7,225 6,523
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.24% 07/25/36
6
1,279,594 636,349
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
4.02% 04/25/34
6
3,971 3,744
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
4.78% 01/25/35
6
1,629,864 1,553,502
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
4.42% 10/25/36
6
184,781 164,130
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(CME Term SOFR 1-Month plus 0.36%)
5.72% 08/25/20
2
895,539 538,205
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 55,664 54,896
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(CME Term SOFR 1-Month plus 0.39%)
5.75% 11/25/36
2
2,703,922 2,628,692
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 02/25/24)
6.55% 02/25/37 24,115,231 21,181,005
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 02/25/24)
5.50% 01/25/34 $ 416,189 $ 365,225
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 02/25/24)
5.75% 01/25/34 375,222 329,202
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(CME Term SOFR 1-Month plus 0.47%)
5.83% 10/25/36
2
901,254 791,551
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.27%)
5.63% 12/25/46
2
12,686,906 10,695,574
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(CME Term SOFR 1-Month plus 0.45%)
5.81% 06/25/47
2
2,032,112 1,687,438
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.71% 08/25/36
2
46,429,000 37,397,612
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
6.00% 02/25/36
2
32,401 31,916
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
5.69% 10/25/36
2
22,415,000 19,379,897
Chase Funding Trust,
Series 2003-5, Class 2A2
(CME Term SOFR 1-Month plus 0.71%)
6.07% 07/25/33
2
3,059 2,901
Chase Funding Trust,
Series 2004-2, Class 2A2
(CME Term SOFR 1-Month plus 0.61%)
5.97% 02/26/35
2
3,659 3,519
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
4.15% 09/25/36
6
341,098 306,180
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,314,437 404,342
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
5.82% 06/25/35
6
649,774 638,756
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 142,229
ChaseFlex Trust,
Series 2006-2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.57% 09/25/36
2
4,359,082 3,549,636

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,6
$ 38,985,235 $ 34,570,796
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,6
84,246,295 76,552,144
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,6
83,753,390 77,581,167
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,6
127,172,069 107,879,125
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,6
100,952,809 94,830,495
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,6
114,723,801 99,652,352
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,6
195,294,499 169,784,096
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,6
72,164,383 63,545,892
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,6
65,904,615 58,399,984
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
232,457,577 204,730,967
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
179,087,431 156,411,094
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
1,6
39,139,568 31,800,453
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,6
157,164,713 130,517,263
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,6
37,050,708 35,965,329
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/24)
5.00% 07/25/62
1
84,016,568 81,270,697
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,6
283,054,194 272,274,755
CIM Trust,
Series 2023-R3, Class A1
4.50% 01/25/63
1,6
39,392,560 36,028,723
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
1,6
223,999,283 207,701,588
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 $ 74,551 $ 70,937
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 02/25/24)
4.84% 03/25/37 133,450 132,002
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.73% 11/25/35
2
93,060 76,263
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
4.65% 03/25/36
6
6,385,186 4,821,721
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.27% 06/25/36
6
824,493 760,291
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
5.91% 08/25/36
2
6,513 6,508
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 02/25/24)
7.25% 05/25/36 29,012,530 15,082,706
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
3.66% 03/25/37
6
120,154 104,863
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
4.75% 04/25/37
6
47,595 40,816
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
4.97% 02/20/36
1,2
5,492,275 4,650,138
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
4.86% 10/25/35
6
313,810 259,034
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
6
115,742 103,512
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(CME Term SOFR 1-Month plus 0.91%)
6.27% 10/25/47
2
6,399,072 5,775,786
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
5.26% 06/19/31
6
5,541 5,299
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 20,352 19,403
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
6
551,841 496,145
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
6.13% 02/25/35
2
59,994 57,358

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
25 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
11.14% 06/25/34
6
$ 41,449 $ 39,032
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
4.89% 06/20/34
6
8,452 8,130
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
5.19% 09/20/34
6
427,253 398,471
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49% 04/25/35
6
453,646 395,418
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.07% 05/25/35
2
2,120,549 1,776,007
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
4.71% 09/25/47
6
472,852 361,813
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.67% 03/25/37
6
901,146 709,527
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
4.89% 08/25/33
6
5,284 5,100
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,679 2,383
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 12,356 12,231
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
5.40% 06/25/34
6
40,863 39,797
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
1
9,324,159 —
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
9,501,913 —
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(CME Term SOFR 1-Month plus 0.81%)
6.00% 03/25/36
2
3,051,194 1,062,610
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
6.49% 11/27/46
1,2
1,318,829 1,302,259
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17% 07/25/66
1,6
6,762,857 5,319,609
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.77% 10/25/61
1,6
221,966,607 166,160,495
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
1,4,5,6
$ 193,922 $ 187,265
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.62% 04/25/61
1,6
228,201,093 185,356,018
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
1,4,5,6
572,013 551,681
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/24)
3.95% 01/25/33 4,956 4,604
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 10/25/36
2
34,101,140 24,178,527
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 10/25/36
2
8,599,498 7,792,243
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.77% 11/25/36
2
22,365,952 9,924,670
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 02/25/24)
3.20% 01/25/37 6,008,967 1,817,700
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 02/25/24)
3.20% 01/25/37 11,292,280 3,418,348
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(CME Term SOFR 1-Month plus 0.28%)
3.27% 04/25/37
2
19,649,960 12,245,751
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/24)
3.54% 02/25/37 23,524,139 13,427,273
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 02/25/24)
3.54% 02/25/37 17,223,172 9,842,707
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 02/25/24)
3.54% 02/25/37 3,132,007 1,788,210
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 02/25/24)
6.28% 12/25/36 5,268,016 247,482
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93% 11/25/66
1,6
22,374,932 18,780,426
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.85% 08/25/36
2
1,798,569 1,644,897

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(CME Term SOFR 1-Month plus 0.37%)
5.73% 12/25/36
2
$ 1,390,895 $ 457,273
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(CME Term SOFR 1-Month plus 0.49%)
5.85% 12/25/36
2
25,529,665 8,646,630
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(CME Term SOFR 1-Month plus 0.49%)
5.85% 02/25/37
2
338,351 289,445
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
7.16% 10/25/47
2
18,062,194 13,056,315
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(CME Term SOFR 1-Month plus 0.81%)
6.17% 06/25/37
2
16,230,453 13,840,321
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.61% 07/25/47
2
26,879,067 24,700,236
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 229,968 199,074
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.87% 02/25/36
6
500,711 341,521
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
6.19% 01/19/45
2
1,076,593 874,774
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.61%)
5.97% 02/19/45
2
59,775 57,768
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.95% 07/19/45
2
62,746 57,153
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.67% 10/19/36
2
13,170,899 9,021,187
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.61% 03/19/37
2
5,284,712 4,393,233
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
6
5,987 5,769
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 02/25/24)
5.80% 11/25/32 28,833 28,496
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
8.85% 10/25/39
1,2
$ 12,100,000 $ 12,310,262
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.44% 10/25/41
1,2
5,660,000 5,715,883
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
7.24% 12/25/41
1,2
28,907,099 28,997,439
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 10/25/36
2
9,211,108 5,935,518
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.95% 10/25/36
2
580,830 376,807
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.69% 12/25/37
2
4,694,315 4,080,315
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 12/25/37
2
12,909,788 11,254,428
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.89% 12/25/37
2
9,356,594 8,171,849
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(CME Term SOFR 1-Month plus 0.41%)
5.77% 04/25/36
2
4,832,852 4,834,479
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(CME Term SOFR 1-Month plus 0.39%)
5.75% 01/25/38
2
50,459,515 26,033,174
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 03/25/37
2
45,664,174 24,396,589
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 03/25/37
2
20,131,257 9,705,742
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.77% 03/25/37
2
11,540,928 5,593,256
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.91% 03/25/37
2
34,139,390 16,658,018

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
27 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
6.25% 08/25/34
6
$ 2,537,699 $ 2,452,588
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.75% 09/25/34
6
5,821 5,619
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
6.22% 10/25/34
6
413,523 404,875
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
6.21% 12/25/35
6
6,740,258 5,596,712
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.59% 02/25/36
6
6,492,120 4,273,605
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.78% 06/25/35
6
7,206,577 6,468,188
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.99% 09/25/35
6
5,023,228 4,355,259
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
6.09% 10/25/35
6
7,663,660 4,852,168
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.22% 11/25/35
6
6,840,739 5,898,913
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.74% 12/25/34
6
67,806 64,454
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
4.68% 01/25/37
6
40,909 22,450
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
4.82% 11/25/37
6
71,400 33,007
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
7.44% 10/25/33
1,2
23,022,000 23,064,689
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class B1
(SOFR30A plus 3.40%)
8.74% 10/25/41
1,2
18,400,000 18,741,873
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.59% 08/25/33
1,2
11,285,295 11,278,569
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
7.74% 02/25/42
1,2
18,930,000 19,049,745
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1B
(SOFR30A plus 2.90%)
8.24% 04/25/42
1,2
7,000,000 7,204,552
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.52% 06/25/30
2
$ 7,924 $ 7,329
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.26% 11/19/35
6
175,574 150,596
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
0.00% 05/19/36
6
1,540,260 866,645
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 10/25/45
2
10,203,844 9,549,828
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(CME Term SOFR 1-Month plus 0.47%)
5.83% 01/25/37
2
9,165,829 8,057,244
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50% 06/25/52
1,6
28,173,813 23,115,735
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
1,6
65,307,314 53,582,613
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
16,716,928 16,170,418
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50% 02/26/52
1,6
8,398,355 6,901,086
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
1,6
73,753,702 59,590,690
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50% 01/25/53
1,6
96,908,549 79,510,441
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00% 02/25/53
1,6
94,715,829 81,106,339
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(CME Term SOFR 1-Month plus 0.75%)
6.11% 10/25/35
2
56,640 56,135
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(CME Term SOFR 1-Month plus 0.75%)
6.11% 10/25/35
2
12,761 12,987
GSAA Home Equity Trust,
Series 2005-6, Class M1
(CME Term SOFR 1-Month plus 0.76%)
6.12% 06/25/35
2
30,076 29,869
GSAMP Trust,
Series 2005-AHL2, Class A2D
(CME Term SOFR 1-Month plus 0.81%)
6.17% 12/25/35
2
16,577,369 15,526,323

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2007-HE2, Class A1
(CME Term SOFR 1-Month plus 0.35%)
5.71% 03/25/47
2
$ 63,226,372 $ 52,657,749
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(CME Term SOFR 1-Month plus 0.39%)
5.75% 01/26/37
1,2
13,825,428 12,530,125
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
4.94% 08/25/34
6
1,726 1,599
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.67% 08/25/34
6
37,560 37,333
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
4.63% 10/25/35
6
1,730,283 946,588
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
5.48% 09/25/35
6
41,272 38,914
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
4.79% 05/25/37
6
1,165,603 678,213
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
5.57% 04/19/34
6
3,230 3,066
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(CME Term SOFR 1-Month plus 0.79%)
6.15% 01/19/35
2
150,789 140,216
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
5.37% 05/19/34
6
29,011 27,839
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
4.62% 06/19/34
6
1,197 1,136
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.95% 06/19/35
2
137,890 130,648
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.95% 03/19/36
2
9,998,064 9,212,029
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(CME Term SOFR 1-Month plus 0.51%)
5.85% 11/19/36
2
48,483,245 38,645,238
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.83% 05/19/46
2
28,987,774 14,982,366
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
5.92% 07/19/47
2
$ 33,377,662 $ 12,661,923
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 09/19/46
2
50,045,355 42,979,967
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(CME Term SOFR 1-Month plus 2.11%)
6.47% 10/25/37
2
15,873,054 12,564,740
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.47% 10/25/37
2
12,063,730 11,239,152
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 10/25/36
2
51,532,796 16,969,420
Impac CMB Trust,
Series 2004-8, Class 2A1
(CME Term SOFR 1-Month plus 0.81%)
6.17% 10/25/34
2
55,167 54,722
Impac CMB Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.99% 04/25/35
2
1,525,963 1,417,736
Impac Secured Assets Trust,
Series 2006-3, Class A1
(CME Term SOFR 1-Month plus 0.45%)
5.81% 11/25/36
2
3,690,727 3,274,005
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(CME Term SOFR 1-Month plus 0.65%)
6.01% 02/25/37
2
6,286,968 5,622,534
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(CME Term SOFR 1-Month plus 0.61%)
5.97% 05/25/37
2
29,426,343 23,309,942
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
4.53% 08/25/34
6
581,041 552,571
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
6.33% 09/25/34
2
33,491 28,267
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.93% 03/25/35
6
34,682 34,217
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.49% 10/25/35
6
16,974,571 13,636,532

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
29 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 04/25/35
2
$ 334,729 $ 279,157
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.87% 08/25/36
6
10,251,779 7,136,483
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(CME Term SOFR 1-Month plus 0.51%)
5.87% 10/25/36
2
10,990,188 9,540,877
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(CME Term SOFR 1-Month plus 0.51%)
5.87% 01/25/37
2
25,823,239 23,105,573
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.34% 05/25/36
6
2,537,623 2,139,369
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.61% 05/25/36
6
17,669,291 12,262,191
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.54% 03/25/37
6
290,360 223,622
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.11% 06/25/37
6
2,287,971 1,894,244
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.51% 11/25/37
6
1,462,425 1,222,078
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 13,566 13,440
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.04% 05/25/36
6
3,875,552 2,258,702
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 02/25/24)
6.33% 07/25/36 27,902,235 7,363,926
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 02/25/24)
6.50% 07/25/36 3,890,899 1,130,906
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(CME Term SOFR 1-Month plus 0.37%)
5.73% 06/25/37
2
11,761 11,741
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(CME Term SOFR 1-Month plus 0.21%)
4.41% 03/25/47
2
102,339 68,127
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 02/25/24)
4.27% 03/25/47 6,694,781 4,478,234
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 02/25/24)
4.27% 05/25/35 $ 5,634,475 $ 3,768,937
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 02/25/24)
4.27% 03/25/47 2,561,125 1,713,111
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(CME Term SOFR 1-Month plus 0.39%)
5.75% 03/25/47
2
240,000 218,149
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
4.91% 11/25/33
6
40,462 38,339
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
5.95% 09/25/34
6
98,651 91,771
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
5.67% 08/25/35
6
42,558 39,709
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,731 1,072,426
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
6.13% 11/25/33
6
1,103 1,086
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.03% 05/25/36
6
440,397 374,398
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
4.01% 05/25/36
6
284,814 232,741
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
4.44% 06/25/36
6
253,793 183,179
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
4.44% 06/25/36
6
818,147 593,040
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
4.99% 08/25/36
6
220,924 180,927
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.04% 07/25/35
6
508,358 498,262
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
4.70% 05/25/37
6
1,152,711 960,927
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
4.19% 05/25/37
6
194,904 167,325
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.43% 06/25/37
6
1,607,080 1,274,331
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
4.30% 06/25/37

226,300 178,787

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
1,6
$ 46,687,742 $ 36,397,586
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
1,6
35,680,557 27,835,815
JPMorgan Mortgage Trust,
Series 2021-INV8, Class A2
3.00% 05/25/52
1,6
41,729,830 35,737,685
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(CME Term SOFR 1-Month plus 0.31%)
5.67% 06/25/37
1,2
169,698 109,087
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.77% 11/25/35
2
1,173,036 1,152,892
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
6.01% 12/25/35
2
235,447 218,334
Lehman XS Trust,
Series 2006-12N, Class A31A
(CME Term SOFR 1-Month plus 0.51%)
5.87% 08/25/46
2
7,018,325 6,910,758
Lehman XS Trust,
Series 2006-14N, Class 3A2
(CME Term SOFR 1-Month plus 0.35%)
5.71% 08/25/36
2
22,720 23,202
Lehman XS Trust,
Series 2006-5, Class 1A1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 04/25/36
2
17,667,558 14,853,547
Lehman XS Trust,
Series 2006-8, Class 1A1A
(CME Term SOFR 1-Month plus 0.27%)
5.14% 06/25/36
2
22,268,479 19,721,602
Lehman XS Trust,
Series 2007-4N, Class 1A3
(CME Term SOFR 1-Month plus 0.59%)
5.95% 03/25/47
2
14,630,967 12,626,647
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.37% 10/25/34
2
55,879 53,763
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.85% 07/25/36
2
26,587,631 17,704,940
Luminent Mortgage Trust,
Series 2006-6, Class A1
(CME Term SOFR 1-Month plus 0.51%)
5.87% 10/25/46
2
8,941,024 7,844,245
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.38% 01/25/34
6
10,300 9,904
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
5.16% 11/25/33
6
$ 251,251 $ 238,087
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
5.39% 11/21/34
6
1,499,536 1,414,047
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
4.71% 09/25/34
6
1,183,966 1,119,352
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
4.37% 05/25/36
6
5,131,015 2,132,843
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.86% 01/25/47
2
80,106,656 33,962,907
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.77% 11/25/36
2
12,224,328 3,938,006
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.53%)
5.89% 11/25/36
2
3,395,647 1,075,816
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.68% 05/25/37
2
13,001,515 12,365,178
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
6
7,039 6,821
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(CME Term SOFR 1-Month plus 0.81%)
6.18% 11/15/31
2
349,570 331,483
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 04/25/37
2
126,265,898 56,089,288
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.81% 04/25/37
2
25,550,977 9,992,249
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.97% 04/25/37
2
53,525,256 21,115,280
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.59%)
5.95% 05/25/37
2
26,133,690 20,180,481
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(CME Term SOFR 1-Month plus 0.75%)
6.11% 05/25/37
2
12,905,951 10,008,607

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
31 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.83% 06/25/37
2
$ 9,624,660 $ 9,077,049
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.97% 06/25/37
2
14,344,073 13,570,006
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.35%)
5.71% 07/25/37
2
21,740,485 18,926,768
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.79% 07/25/37
2
15,936,316 13,891,686
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
6.30% 10/25/33
6
133,306 130,384
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.93% 08/25/34
6
585,149 540,213
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 02/25/36
2
4,141 3,892
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 02/25/24)
3.90% 03/25/37 27,012,288 5,855,101
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 02/25/24)
3.90% 03/25/37 21,141,588 4,393,235
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.52% 08/25/36
2
1,553,197 1,362,881
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 4,765,998 4,704,748
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
5,445,936 5,364,445
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 85,946 84,546
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 01/25/35
2
60,518 55,369
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.26% 09/25/34
6
275,854 264,070
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(CME Term SOFR 1-Month plus 0.37%)
5.73% 04/25/35
2
$ 627,687 $ 614,170
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
656,495 190,491
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(CME Term SOFR 1-Month plus 0.35%)
5.71% 04/25/37
2
4,088,590 1,144,026
Mortgage Funding PLC,
Series 2008-1, Class A3
(United Kingdom)
(SONIA plus 1.22%)
6.44% 03/13/46
2,3
9,900,000 12,467,202
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
6.11% 02/25/35
2
1,564,736 1,506,683
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
6.03% 10/25/35
2
1,640,737 1,619,904
MortgageIT Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.63%)
5.99% 12/25/35
2
326,304 319,188
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
5.72% 06/25/37
2
4,009,280 3,824,403
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.15% 03/25/35
2
88,090 88,601
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
1,6
158,264,082 147,109,883
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/24)
7.00% 07/25/59
1
38,574,244 39,178,721
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
6
20,571,005 4,451,862
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1
1.96% 10/25/61
1,6
4,877,894 4,000,185
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 05/25/37
2
5,119,567 4,972,469
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.94% 05/25/37
2
14,782,386 11,370,251

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 02/25/24)
3.37% 01/25/36 $ 17,957,659 $ 16,157,459
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(CME Term SOFR 1-Month plus 0.37%)
5.73% 11/25/36
2
34 34
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.78% 06/25/47
2
20,188,942 18,464,560
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 02/25/24)
7.48% 11/25/29 45,161 42,820
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 01/25/24)
5.00% 06/25/52
1
196,509,284 190,761,820
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A1
5.00% 08/25/52
1,6
209,196,760 203,290,759
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/24)
5.56% 06/25/27
1
29,426,530 29,028,386
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 01/25/24)
5.00% 08/25/27
1
55,725,990 55,299,870
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
5.93% 12/25/35
6
3,313,085 1,506,507
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.34% 04/25/35
6
21,995 21,787
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
4.61% 07/25/35
6
2,030,786 1,569,085
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.01% 01/25/46
2
3,415,860 2,724,872
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
5.04% 01/25/36
6
96,151 75,049
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
5.07% 01/25/36
6
7,941,202 5,795,422
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(CME Term SOFR 1-Month plus 0.48%)
5.84% 08/25/36
2
13,177,743 12,079,431
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.55% 08/25/36
4,5,6
12,432,738 218,759
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(CME Term SOFR 1-Month plus 0.49%)
5.85% 09/25/36
2
$ 125,980 $ 86,011
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.48% 02/25/36
4,5,6
45,239,288 594,051
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.72% 06/25/36
4,5,6
20,153,185 329,638
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79% 08/25/36
4,5,6
50,220,395 1,128,515
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(CME Term SOFR 1-Month plus 0.66%)
6.00% 01/25/37
2
9,346,415 6,306,291
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48% 09/25/37
4,5,6
38,795,335 709,908
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36% 03/25/37
4,5,6
24,614,786 271,654
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.38% 03/25/37
4,5,6
26,806,748 326,865
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
57,052,669 491,235
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
21,795,725 228,565
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,6
51,569,859 922,002
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 12,260 5,908
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.97% 04/25/36
2
234,318 231,098
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
5.90% 12/25/34
6
124,075 121,988
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.06% 12/25/34
6
10,539 9,509
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
5.93% 12/25/34
6
243,822 232,576
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,530,845 1,227,720

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
33 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
4.03% 11/25/35
6
$ 2,077,275 $ 1,280,101
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
5.43% 09/25/36
6
124,125 109,651
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.55% 11/25/36
6
32,251 28,161
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
4.66% 04/25/37
6
779,962 626,519
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 02/25/24)
6.81% 06/25/16 6 9
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.71% 05/25/47
2
153,813 104,308
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/24)
2.84% 01/25/36 5,425,645 4,463,014
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(CME Term SOFR 1-Month plus 0.39%)
5.75% 06/25/36
2
190,996 123,685
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(CME Term SOFR 1-Month plus 0.33%)
5.69% 02/25/37
2
5,157,481 2,127,849
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(CME Term SOFR 1-Month plus 0.65%)
6.01% 02/25/37
2
25,531,144 10,556,186
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.93% 02/25/37
2
33,495,398 14,504,542
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(CME Term SOFR 1-Month plus 0.24%)
5.60% 05/25/37
2
11,228,802 8,707,667
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(CME Term SOFR 1-Month plus 0.46%)
5.82% 05/25/37
2
8,468,665 6,262,117
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.77% 12/25/36
2
25,213,718 13,072,342
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(CME Term SOFR 1-Month plus 0.39%)
5.75% 01/25/37
2
12,527,241 11,191,293
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(CME Term SOFR 1-Month plus 0.77%)
6.13% 06/20/33
2
$ 15,739 $ 15,216
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(CME Term SOFR 1-Month plus 0.75%)
6.11% 01/20/34
2
503 478
Sequoia Mortgage Trust,
Series 2004-3, Class A
(TSFR6M plus 0.93%)
6.42% 05/20/34
2
40,171 40,082
Sequoia Mortgage Trust,
Series 2004-4, Class A
(TSFR6M plus 0.95%)
6.44% 05/20/34
2
47,795 45,390
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(CME Term SOFR 1-Month plus 0.35%)
5.71% 12/25/36
1,2
11,666,597 7,026,874
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.15% 06/25/35
2
4,739,771 4,627,699
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
6.21% 02/25/34
6
5,347 4,988
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.67% 09/25/34
6
1,775,964 1,713,560
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
6.04% 10/25/34
6
23,595 23,394
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
6.46% 10/25/34
6
2,473,232 2,414,264
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
5.26% 10/25/34
6
1,140,211 1,074,459
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
4.16% 11/25/34
6
23,166 20,746
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
5.19% 01/25/35
6
254,574 235,407
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.68% 06/25/35
6
332,106 299,381
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
4.32% 09/25/35
6
8,798,035 4,785,556
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 01/25/37
2
13,122,128 11,612,695

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
4.42% 10/25/47
6
$ 441,060 $ 273,835
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(CME Term SOFR 1-Month plus 0.67%)
6.03% 02/25/36
2
232,799 193,891
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
4.43% 02/25/36
2
7,509,660 6,302,635
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 08/25/36
2
9,645,511 7,565,328
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.59% 10/25/36
2
8,031,782 6,930,426
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
6.51% 08/25/47
2
81,387,901 67,165,691
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 224 216
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.45% 09/25/33
6
72,065 69,415
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 771,389 717,460
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
5.03% 06/25/37
6
1,305,630 837,834
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
5.02% 12/25/44
6
56,784 52,191
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(CME Term SOFR 1-Month plus 0.57%)
1.85% 01/25/37
2
9,605,059 3,681,895
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(CME Term SOFR 1-Month plus 0.59%)
1.82% 08/25/36
2
15,103,592 5,316,741
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.22%)
5.58% 01/25/37
2
2,855,997 1,333,238
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.34%)
5.70% 01/25/37
2
$ 8,849,970 $ 3,763,560
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
5.35% 06/25/33
6
1,270,118 1,197,254
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
4.51% 06/25/34
6
13,198 12,035
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(CME Term SOFR 1-Month plus 0.95%)
6.31% 05/25/44
2
33,036 32,994
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(CME Term SOFR 1-Month plus 0.66%)
5.50% 05/25/35
2
1,303,542 987,381
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.50% 06/25/35
2
2,539,976 2,101,156
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(CME Term SOFR 1-Month plus 0.75%)
6.11% 01/25/45
2
302,045 280,781
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
6.05% 10/25/45
2
2,028,228 1,929,929
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.73% 12/25/35
6
1,212,972 1,089,974
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(CME Term SOFR 1-Month plus 0.63%)
5.99% 11/25/45
2
14,218,426 12,745,856
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(CME Term SOFR 1-Month plus 0.65%)
6.01% 12/25/45
2
6,426,974 5,774,721
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(CME Term SOFR 1-Month plus 0.69%)
6.05% 12/25/45
2
6,123,479 5,900,447
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
6.09% 01/25/45
2
361,265 349,813
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.13% 01/25/45
2
30,723 29,762

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
35 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(CME Term SOFR 1-Month plus 0.87%)
6.23% 01/25/45
2
$ 1,282,850 $ 1,245,752
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.57%)
5.93% 04/25/45
2
55,714 54,059
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
6.01% 07/25/45
2
61,120 57,320
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
4.47% 09/25/36
6
6,278,967 5,520,485
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.06% 12/25/36
6
351,557 299,821
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.01% 02/25/46
2
7,651,639 6,791,708
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.43% 05/25/46
2
2,658,156 2,321,414
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
5.99% 07/25/46
2
4,760,602 4,108,051
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
4.55% 07/25/37
6
142,789 119,049
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.71% 02/25/47
2
7,575,345 6,330,274
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
5.96% 11/25/30
6
59,267 58,997
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 68,785 58,476
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
4.87% 03/25/36
6
1,151,982 1,069,911
5,329,429,400
U.S. Agency Commercial Mortgage-Backed — 0 .71%
Fannie Mae Pool AM4869
4.07% 12/01/25 1,637,729 1,619,985
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae Pool AM6770
3.77% 09/01/29 $ 151,466 $ 146,492
Fannie Mae Pool AN7981
2.95% 01/01/28 98,371 93,168
Fannie Mae Pool BL6060
2.46% 04/01/40 125,360,000 92,067,272
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 705,424
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
6
300,000 280,861
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 33,231,681 23,976,319
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.78% 09/16/62
6
556,657,688 31,534,213
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99% 05/16/63
6
60,774,934 4,153,037
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 42,405,942 32,062,111
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03% 11/16/63
6
33,557,373 2,188,494
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
6
134,021,456 10,158,277
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 98,595,440 75,259,428
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 68,044,138 51,233,834
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 73,928,509 55,056,778
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94% 01/16/61
6
113,054,939 7,374,506
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53% 02/01/62
6
273,405,653 11,762,813
399,673,012
U.S. Agency Mortgage-Backed — 38 .60%
Fannie Mae Pool 190375
5.50% 11/01/36 310,376 319,747
Fannie Mae Pool 190396
4.50% 06/01/39 4,342 4,321
Fannie Mae Pool 313182
7.50% 10/01/26 299 300

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 394854
6.50% 05/01/27 $ 158 $ 164
Fannie Mae Pool 545191
7.00% 09/01/31 1,190 1,215
Fannie Mae Pool 545756
7.00% 06/01/32 262 274
Fannie Mae Pool 613142
7.00% 11/01/31 5,153 5,321
Fannie Mae Pool 625666
7.00% 01/01/32 4,025 4,155
Fannie Mae Pool 633698
7.50% 02/01/31 17,692 18,299
Fannie Mae Pool 655928
7.00% 08/01/32 55,501 57,745
Fannie Mae Pool 725257
5.50% 02/01/34 415,489 428,010
Fannie Mae Pool 734830
4.50% 08/01/33 5,686 5,700
Fannie Mae Pool 734922
4.50% 09/01/33 667,153 669,008
Fannie Mae Pool 735207
7.00% 04/01/34 9,524 9,808
Fannie Mae Pool 735224
5.50% 02/01/35 1,456,432 1,500,367
Fannie Mae Pool 735651
4.50% 06/01/35 1,699,965 1,689,237
Fannie Mae Pool 740297
5.50% 10/01/33 866 892
Fannie Mae Pool 745147
4.50% 12/01/35 10,482 10,499
Fannie Mae Pool 753168
4.50% 12/01/33 3,519 3,529
Fannie Mae Pool 815422
4.50% 02/01/35 17,997 18,039
Fannie Mae Pool 839109
(RFUCCT1Y plus 1.91%)
6.16% 11/01/35
2
3,134 3,125
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81% 12/01/35
2
1,464 1,459
Fannie Mae Pool 888412
7.00% 04/01/37 64,454 64,913
Fannie Mae Pool 889184
5.50% 09/01/36 1,512,002 1,557,612
Fannie Mae Pool AB1613
4.00% 10/01/40 14,318,779 13,969,384
Fannie Mae Pool AB1803
4.00% 11/01/40 17,224,079 16,821,200
Fannie Mae Pool AB2127
3.50% 01/01/26 2,345,943 2,305,443
Fannie Mae Pool AB3679
3.50% 10/01/41 6,050,551 5,731,525
Fannie Mae Pool AB3864
3.50% 11/01/41 4,393,137 4,162,418
Fannie Mae Pool AB4045
3.50% 12/01/41 5,735,176 5,496,964
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB4262
3.50% 01/01/32 $ 2,773,084 $ 2,676,551
Fannie Mae Pool AB6385
3.00% 10/01/42 199,543 181,696
Fannie Mae Pool AB9703
3.50% 06/01/43 10,499,969 9,877,110
Fannie Mae Pool AC8279
4.50% 08/01/39 6,139 6,091
Fannie Mae Pool AE0138
4.50% 03/01/40 25,504 25,468
Fannie Mae Pool AE0482
5.50% 01/01/38 3,534,040 3,613,183
Fannie Mae Pool AH3780
4.00% 02/01/41 6,822,597 6,656,103
Fannie Mae Pool AJ1404
4.00% 09/01/41 8,803,675 8,581,561
Fannie Mae Pool AL0209
4.50% 05/01/41 10,381,856 10,369,734
Fannie Mae Pool AL0851
6.00% 10/01/40 5,960,764 6,273,432
Fannie Mae Pool AL2521
3.50% 09/01/42 66,179 62,527
Fannie Mae Pool AL4597
4.00% 01/01/44 27,283,671 26,586,737
Fannie Mae Pool AL6348
3.50% 02/01/45 23,372 21,955
Fannie Mae Pool AL7092
3.00% 07/01/45 37,325 34,135
Fannie Mae Pool AL8037
4.50% 07/01/34 83,662 83,394
Fannie Mae Pool AL8256
3.00% 08/01/43 339,879 309,579
Fannie Mae Pool AL8356
4.50% 07/01/34 190,514 189,222
Fannie Mae Pool AL8960
4.50% 05/01/46 16,004,492 15,889,445
Fannie Mae Pool AL9106
4.50% 02/01/46 19,970,148 19,826,595
Fannie Mae Pool AL9217
3.50% 10/01/46 14,008,100 13,162,461
Fannie Mae Pool AL9472
4.00% 10/01/43 3,317,327 3,230,941
Fannie Mae Pool AL9722
4.50% 08/01/46 65,930,588 65,456,652
Fannie Mae Pool AL9846
4.50% 02/01/47 69,467,713 68,968,351
Fannie Mae Pool AS8605
3.00% 01/01/32 94,255 90,259
Fannie Mae Pool AS8663
4.50% 01/01/47 11,960,441 11,851,606
Fannie Mae Pool AS9830
4.00% 06/01/47 21,845,744 21,066,851
Fannie Mae Pool AS9972
4.00% 07/01/47 19,874,945 19,151,105
Fannie Mae Pool AT9649
4.00% 07/01/43 116,350 113,221

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
37 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AU3739
3.50% 08/01/43 $ 19,582,903 $ 18,453,021
Fannie Mae Pool BD2450
3.50% 01/01/47 40,222 37,615
Fannie Mae Pool BM4299
3.00% 03/01/30 12,613,188 12,274,057
Fannie Mae Pool BM4304
3.00% 02/01/30 15,425,335 15,024,546
Fannie Mae Pool BM5164
4.00% 11/01/48 24,439,607 23,616,222
Fannie Mae Pool BM5507
3.00% 09/01/48 5,367,752 4,848,022
Fannie Mae Pool BN4316
4.00% 01/01/49 16,302 15,772
Fannie Mae Pool BQ6913
2.00% 12/01/51 434,066,941 355,201,514
Fannie Mae Pool BQ7006
2.00% 01/01/52 103,943,465 85,058,024
Fannie Mae Pool BT6823
2.50% 10/01/51 105,798,059 90,162,247
Fannie Mae Pool BU1450
2.00% 01/01/52 174,708,981 142,966,185
Fannie Mae Pool BU1452
2.00% 01/01/52 262,811,779 214,855,489
Fannie Mae Pool BV2994
2.50% 04/01/52 2,622,966 2,235,539
Fannie Mae Pool BV7773
2.50% 04/01/52 94,815,770 80,840,575
Fannie Mae Pool BV8459
3.00% 04/01/52 137,403,013 121,462,194
Fannie Mae Pool BW9897
4.50% 10/01/52 90,613,442 87,872,988
Fannie Mae Pool CA0862
3.50% 09/01/47 2,114,597 1,973,727
Fannie Mae Pool CA0996
3.50% 01/01/48 29,180 27,346
Fannie Mae Pool CA1187
3.50% 02/01/48 32,554,851 30,323,958
Fannie Mae Pool CA1191
3.50% 11/01/47 2,458,349 2,294,579
Fannie Mae Pool CA1710
4.50% 05/01/48 73,389 72,319
Fannie Mae Pool CA1711
4.50% 05/01/48 7,337,935 7,230,922
Fannie Mae Pool CA2208
4.50% 08/01/48 15,924,108 15,691,877
Fannie Mae Pool CA2327
4.00% 09/01/48 22,571,671 21,850,634
Fannie Mae Pool CA2493
4.50% 10/01/48 4,229,109 4,173,445
Fannie Mae Pool CA3633
3.50% 06/01/49 16,522,125 15,441,067
Fannie Mae Pool CA4011
3.50% 08/01/49 14,924,591 13,631,855
Fannie Mae Pool CA5689
3.00% 05/01/50 55,792,168 50,164,275
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CB0610
2.50% 05/01/51 $ 59,058,719 $ 50,750,672
Fannie Mae Pool CB2313
2.50% 12/01/51 148,639,611 127,449,924
Fannie Mae Pool CB2365
2.00% 09/01/51 156,876,996 128,433,581
Fannie Mae Pool CB2767
2.00% 01/01/52 69,253,820 56,866,184
Fannie Mae Pool CB3582
3.00% 05/01/52 16,068,233 14,262,623
Fannie Mae Pool CB5675
4.50% 02/01/53 48,793,996 47,337,624
Fannie Mae Pool CB6854
4.50% 08/01/53 35,866,575 34,788,636
Fannie Mae Pool FM2310
3.00% 01/01/48 8,423,149 7,600,768
Fannie Mae Pool FM2318
3.50% 09/01/49 143,412,559 133,971,775
Fannie Mae Pool FM2388
3.50% 04/01/48 14,615,246 13,710,119
Fannie Mae Pool FM9672
2.50% 12/01/51 119,000,088 101,230,097
Fannie Mae Pool FS1598
2.00% 04/01/52 97,658,343 79,768,414
Fannie Mae Pool FS1622
2.00% 03/01/52 192,903,601 158,156,444
Fannie Mae Pool FS2536
2.50% 02/01/52 3,627,574 3,089,354
Fannie Mae Pool FS2943
2.00% 02/01/51 40,308,026 33,135,634
Fannie Mae Pool FS5494
3.00% 07/01/52 156,251,200 138,438,962
Fannie Mae Pool FS5635
4.00% 11/01/52 69,810,148 66,054,866
Fannie Mae Pool MA1146
4.00% 08/01/42 16,623,263 16,159,986
Fannie Mae Pool MA1177
3.50% 09/01/42 22,204,858 20,904,849
Fannie Mae Pool MA1404
3.50% 04/01/43 46,237 43,494
Fannie Mae Pool MA1432
3.00% 05/01/33 34,810 33,041
Fannie Mae Pool MA1459
3.00% 06/01/33 16,491 15,643
Fannie Mae Pool MA1527
3.00% 08/01/33 24,167,492 22,987,122
Fannie Mae Pool MA1561
3.00% 09/01/33 15,268,063 14,522,352
Fannie Mae Pool MA1582
3.50% 09/01/43 7,707,154 7,254,748
Fannie Mae Pool MA1584
3.50% 09/01/33 23,130,677 22,327,051
Fannie Mae Pool MA1608
3.50% 10/01/33 16,042,498 15,485,136
Fannie Mae Pool MA1982
3.50% 08/01/34 32,211 30,930

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA2895
3.00% 02/01/47 $ 38,082 $ 34,395
Fannie Mae Pool MA2960
4.00% 04/01/47 18,735,694 18,053,070
Fannie Mae Pool MA3027
4.00% 06/01/47 13,966,450 13,457,591
Fannie Mae Pool MA3029
3.00% 06/01/32 14,887,531 14,286,975
Fannie Mae Pool MA3060
3.00% 07/01/32 6,664 6,346
Fannie Mae Pool MA3120
3.50% 09/01/47 1,086,866 1,014,461
Fannie Mae Pool MA3182
3.50% 11/01/47 23,008,867 21,433,769
Fannie Mae Pool MA3210
3.50% 12/01/47 39,999,845 37,322,112
Fannie Mae Pool MA3238
3.50% 01/01/48 34,537,833 32,173,506
Fannie Mae Pool MA3276
3.50% 02/01/48 13,547,897 12,620,460
Fannie Mae Pool MA3305
3.50% 03/01/48 18,068,120 16,820,998
Fannie Mae Pool MA3332
3.50% 04/01/48 49,728,214 46,295,808
Fannie Mae Pool MA3364
3.50% 05/01/33 5,618,060 5,448,078
Fannie Mae Pool MA3537
4.50% 12/01/48 9,550,529 9,411,354
Fannie Mae Pool MA3811
3.00% 10/01/49 5,612,782 4,943,451
Fannie Mae Pool MA3846
3.00% 11/01/49 30,337 26,719
Fannie Mae Pool MA3942
3.00% 02/01/50 10,887,140 9,480,874
Fannie Mae Pool MA3997
3.00% 04/01/50 13,237,719 11,652,122
Fannie Mae Pool MA4128
2.00% 09/01/40 119,397,774 102,890,787
Fannie Mae Pool MA4158
2.00% 10/01/50 167,711,026 138,013,729
Fannie Mae Pool MA4237
2.00% 01/01/51 2,277,275 1,873,295
Fannie Mae Pool MA4281
2.00% 03/01/51 36,971,425 30,392,746
Fannie Mae Pool MA4305
2.00% 04/01/51 82,998,617 68,152,069
Fannie Mae Pool MA4333
2.00% 05/01/41 69,150,452 59,482,213
Fannie Mae Pool MA4492
2.00% 12/01/51 91,482,190 74,923,471
Fannie Mae Pool MA4493
2.50% 12/01/51 147,923,759 126,179,232
Fannie Mae Pool MA4547
2.00% 02/01/52 18,157,916 14,844,570
Fannie Mae Pool MA4548
2.50% 02/01/52 174,197,268 148,453,391
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4563
2.50% 03/01/52 $ 212,808,133 $ 180,992,934
Fannie Mae Pool MA4578
2.50% 04/01/52 345,161,102 293,558,896
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 51 51
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 9,724 9,401
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 50,512 52,029
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 11/25/35
2
13,791 176
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.65% 10/25/25
2
220,610 809
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 21,309 20,885
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X SOFR30A plus 28.54%, 29.00% Cap)
7.19% 04/25/36
2
640,315 712,006
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X SOFR30A plus 6.29%, 6.40% Cap)
0.95% 03/25/37
2
637,559 59,254
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X SOFR30A plus 6.00%, 6.11% Cap)
0.66% 04/25/37
2
1,304,896 105,567
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
2
1,888 1,880
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 133,993 140,076
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 10/25/40
2
1,773,162 189,541
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X SOFR30A plus 6.24%, 6.35% Cap)
0.90% 03/25/40
2
3,623,964 341,758
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
0.97% 05/25/40
2
6,407,085 678,290

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
39 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 $ 7,516,637 $ 7,338,602
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 6,814,411 6,554,210
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 5,812,329 5,453,509
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
7
9,003,276 6,799,632
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
7
5,177,424 3,902,878
Fannie Mae REMICS,
Series 2016-45, Class AF
(SOFR30A plus 0.61%)
5.95% 07/25/46
2
6,631,846 6,499,693
Fannie Mae REMICS,
Series 2016-72, Class FA
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
13,424,288 13,147,627
Fannie Mae REMICS,
Series 2016-74, Class GF
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
10,752,412 10,492,384
Fannie Mae REMICS,
Series 2016-75, Class FL
(SOFR30A plus 0.61%)
5.95% 10/25/46
2
10,632,864 10,376,365
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 20,012,013 19,557,780
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 13,050,259 11,705,320
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 16,554 15,891
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 14,586,494 13,015,748
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 6,653,986 6,478,093
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 11,530 11,313
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 554,317 542,862
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 3,150,695 2,884,898
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 $ 1,295,623 $ 1,209,102
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 1,261,030 1,154,589
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 3,716,533 3,314,375
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 14,006,588 12,489,158
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 4,138,768 3,701,395
Fannie Mae REMICS,
Series 2019-67, Class FE
(SOFR30A plus 0.56%)
5.90% 11/25/49
2
26,242,281 25,677,288
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
2
72,659 71,407
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 15,303 15,372
Freddie Mac Gold Pool A24156
6.50% 10/01/31 44,454 46,080
Freddie Mac Gold Pool A25162
5.50% 05/01/34 720,933 739,661
Freddie Mac Gold Pool A39012
5.50% 06/01/35 17,909 18,429
Freddie Mac Gold Pool A54856
5.00% 01/01/34 1,538,124 1,565,662
Freddie Mac Gold Pool A61164
5.00% 04/01/36 4,685 4,756
Freddie Mac Gold Pool A97038
4.00% 02/01/41 5,301,434 5,147,084
Freddie Mac Gold Pool C01492
5.00% 02/01/33 188,327 190,853
Freddie Mac Gold Pool C04546
3.00% 02/01/43 10,066,522 9,269,618
Freddie Mac Gold Pool C04573
3.00% 03/01/43 11,993,118 11,044,087
Freddie Mac Gold Pool C46104
6.50% 09/01/29 4,958 5,153
Freddie Mac Gold Pool C55789
7.50% 10/01/27 571 571
Freddie Mac Gold Pool G00992
7.00% 11/01/28 239 247
Freddie Mac Gold Pool G01515
5.00% 02/01/33 238,629 241,493
Freddie Mac Gold Pool G02579
5.00% 12/01/34 344,626 350,820
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,062,512 1,116,893

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02955
5.50% 03/01/37 $ 1,598,225 $ 1,652,802
Freddie Mac Gold Pool G03357
5.50% 08/01/37 461,761 476,633
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,019,059 1,054,136
Freddie Mac Gold Pool G03783
5.50% 01/01/38 859,566 889,149
Freddie Mac Gold Pool G03985
6.00% 03/01/38 5,361 5,611
Freddie Mac Gold Pool G04438
5.50% 05/01/38 2,379,136 2,466,573
Freddie Mac Gold Pool G04703
5.50% 08/01/38 1,852,580 1,920,919
Freddie Mac Gold Pool G04706
5.50% 09/01/38 76,964 79,795
Freddie Mac Gold Pool G05866
4.50% 02/01/40 7,773,693 7,777,744
Freddie Mac Gold Pool G06361
4.00% 03/01/41 10,701 10,455
Freddie Mac Gold Pool G06498
4.00% 04/01/41 10,200,236 9,965,212
Freddie Mac Gold Pool G06499
4.00% 03/01/41 4,568,537 4,456,475
Freddie Mac Gold Pool G07408
3.50% 06/01/43 11,317,365 10,851,376
Freddie Mac Gold Pool G07786
4.00% 08/01/44 86,534,937 84,326,457
Freddie Mac Gold Pool G07848
3.50% 04/01/44 54,088,843 51,124,426
Freddie Mac Gold Pool G07849
3.50% 05/01/44 7,123,425 6,734,361
Freddie Mac Gold Pool G07924
3.50% 01/01/45 7,926,029 7,456,178
Freddie Mac Gold Pool G07925
4.00% 02/01/45 5,688,874 5,539,103
Freddie Mac Gold Pool G08676
3.50% 11/01/45 19,225,352 18,010,407
Freddie Mac Gold Pool G08681
3.50% 12/01/45 12,881,973 12,067,897
Freddie Mac Gold Pool G08698
3.50% 03/01/46 664 621
Freddie Mac Gold Pool G08710
3.00% 06/01/46 77,669,152 70,232,092
Freddie Mac Gold Pool G08711
3.50% 06/01/46 5,462,952 5,112,520
Freddie Mac Gold Pool G08715
3.00% 08/01/46 106,188,343 96,020,482
Freddie Mac Gold Pool G08721
3.00% 09/01/46 10,748,594 9,748,128
Freddie Mac Gold Pool G08722
3.50% 09/01/46 24,502,710 22,930,936
Freddie Mac Gold Pool G08726
3.00% 10/01/46 115,234,586 104,508,695
Freddie Mac Gold Pool G08727
3.50% 10/01/46 21,568,922 20,185,342
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08732
3.00% 11/01/46 $ 71,010,031 $ 64,400,506
Freddie Mac Gold Pool G08741
3.00% 01/01/47 45,251,687 41,011,434
Freddie Mac Gold Pool G08742
3.50% 01/01/47 34,539,849 32,324,224
Freddie Mac Gold Pool G08747
3.00% 02/01/47 15,919,198 14,427,510
Freddie Mac Gold Pool G08757
3.50% 04/01/47 12,596,184 11,746,994
Freddie Mac Gold Pool G08758
4.00% 04/01/47 9,708 9,376
Freddie Mac Gold Pool G08762
4.00% 05/01/47 9,759,729 9,425,862
Freddie Mac Gold Pool G08779
3.50% 09/01/47 48,713 45,521
Freddie Mac Gold Pool G08784
3.50% 10/01/47 42,999 40,101
Freddie Mac Gold Pool G08792
3.50% 12/01/47 36,900 34,412
Freddie Mac Gold Pool G08826
5.00% 06/01/48 6,981,916 7,028,109
Freddie Mac Gold Pool G08833
5.00% 07/01/48 3,946,187 3,972,295
Freddie Mac Gold Pool G08838
5.00% 09/01/48 2,143,486 2,158,096
Freddie Mac Gold Pool G08840
5.00% 08/01/48 630,906 635,112
Freddie Mac Gold Pool G08843
4.50% 10/01/48 4,979,067 4,919,213
Freddie Mac Gold Pool G08844
5.00% 10/01/48 5,520,670 5,557,195
Freddie Mac Gold Pool G08848
4.50% 11/01/48 886,010 874,882
Freddie Mac Gold Pool G08849
5.00% 11/01/48 2,089,480 2,101,964
Freddie Mac Gold Pool G16085
2.50% 02/01/32 2,065,543 1,952,730
Freddie Mac Gold Pool G16502
3.50% 05/01/33 38,244 37,128
Freddie Mac Gold Pool G16524
3.50% 05/01/33 15,152,786 14,743,801
Freddie Mac Gold Pool G16584
3.50% 08/01/33 2,229,525 2,164,471
Freddie Mac Gold Pool G16607
3.50% 09/01/33 21,874,548 21,278,482
Freddie Mac Gold Pool G16623
2.50% 09/01/32 16,505,509 15,612,877
Freddie Mac Gold Pool G16755
3.50% 02/01/34 21,290,897 20,938,412
Freddie Mac Gold Pool G16756
3.50% 01/01/34 1,992,205 1,937,919
Freddie Mac Gold Pool G18592
3.00% 03/01/31 14,647 14,071
Freddie Mac Gold Pool G18596
3.00% 04/01/31 17,098,729 16,372,326

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
41 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G18691
3.00% 06/01/33 $ 6,263,270 $ 5,948,948
Freddie Mac Gold Pool G18692
3.50% 06/01/33 8,627,458 8,485,011
Freddie Mac Gold Pool G18713
3.50% 11/01/33 10,283,855 9,977,363
Freddie Mac Gold Pool G18716
3.50% 12/01/33 29,168 28,332
Freddie Mac Gold Pool G60023
3.50% 04/01/45 8,495,826 8,042,642
Freddie Mac Gold Pool G60080
3.50% 06/01/45 89,027,304 83,805,456
Freddie Mac Gold Pool G60138
3.50% 08/01/45 71,070,154 67,279,133
Freddie Mac Gold Pool G60238
3.50% 10/01/45 27,382,907 25,726,135
Freddie Mac Gold Pool G60344
4.00% 12/01/45 65,853 63,781
Freddie Mac Gold Pool G67700
3.50% 08/01/46 20,889,175 19,639,256
Freddie Mac Gold Pool G67703
3.50% 04/01/47 150,276,055 141,283,004
Freddie Mac Gold Pool G67707
3.50% 01/01/48 78,193,984 73,434,943
Freddie Mac Gold Pool G67711
4.00% 03/01/48 44,497,879 43,042,409
Freddie Mac Gold Pool G67713
4.00% 06/01/48 397,739 384,481
Freddie Mac Gold Pool G67714
4.00% 07/01/48 64,815 62,675
Freddie Mac Gold Pool G67717
4.00% 11/01/48 54,644,596 52,840,163
Freddie Mac Gold Pool H00790
5.50% 05/01/37 3,923 4,024
Freddie Mac Gold Pool H05069
5.50% 05/01/37 61,789 63,361
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 17,982,618 17,568,972
Freddie Mac Gold Pool U99097
3.50% 07/01/43 25,664,071 24,177,090
Freddie Mac Gold Pool V62078
3.50% 08/01/33 2,346,169 2,307,431
Freddie Mac Gold Pool V62129
3.50% 08/01/33 5,241,556 5,154,786
Freddie Mac Gold Pool V80356
3.50% 08/01/43 18,466,580 17,387,307
Freddie Mac Pool QD3162
2.00% 12/01/51 135,970,135 111,254,063
Freddie Mac Pool QD7213
2.00% 02/01/52 93,760,558 76,584,660
Freddie Mac Pool QE0312
2.00% 04/01/52 6,438,997 5,259,444
Freddie Mac Pool QE0521
2.50% 04/01/52 2,928,093 2,490,338
Freddie Mac Pool RA4201
2.00% 12/01/50 8,437,450 6,936,094
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool RA4398
2.00% 01/01/51 $ 72,288,707 $ 59,397,246
Freddie Mac Pool RA5285
2.50% 05/01/51 111,020,614 95,215,034
Freddie Mac Pool RA6507
2.00% 12/01/51 123,932,608 101,397,045
Freddie Mac Pool RB5077
2.00% 10/01/40 90,142,949 77,680,501
Freddie Mac Pool RE6029
3.00% 02/01/50 3,696,126 3,260,339
Freddie Mac Pool SD1178
2.00% 03/01/52 16,053,274 13,123,970
Freddie Mac Pool SD2148
4.50% 01/01/53 49,029,392 47,565,994
Freddie Mac Pool SD3302
2.00% 10/01/51 59,871,933 49,030,468
Freddie Mac Pool SD3631
3.00% 07/01/52 75,799,277 67,158,353
Freddie Mac Pool SD7502
3.50% 07/01/49 6,548,353 6,097,576
Freddie Mac Pool SD7503
3.50% 08/01/49 14,339,580 13,397,752
Freddie Mac Pool SD7511
3.50% 01/01/50 14,649,841 13,683,056
Freddie Mac Pool SD8121
2.00% 01/01/51 113,719 93,570
Freddie Mac Pool SD8182
2.00% 12/01/51 26,156,597 21,395,875
Freddie Mac Pool SD8188
2.00% 01/01/52 41,421,703 33,923,873
Freddie Mac Pool SD8189
2.50% 01/01/52 349,172,588 297,706,940
Freddie Mac Pool SD8193
2.00% 02/01/52 19,774,656 16,166,297
Freddie Mac Pool SD8199
2.00% 03/01/52 28,341,767 23,179,862
Freddie Mac Pool SD8205
2.50% 04/01/52 299,299,320 254,553,533
Freddie Mac Pool ZA5103
3.50% 12/01/47 113,598 105,813
Freddie Mac Pool ZA5128
3.50% 12/01/47 360,406 336,396
Freddie Mac Pool ZM1779
3.00% 09/01/46 11,766,672 10,658,795
Freddie Mac Pool ZM2285
3.00% 12/01/46 13,737,180 12,407,084
Freddie Mac Pool ZS4693
3.00% 12/01/46 13,775,272 12,441,488
Freddie Mac Pool ZS4768
3.50% 05/01/48 944,572 881,351
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,406,776 1,319,214
Freddie Mac Pool ZT1403
3.50% 11/01/33 11,349,384 10,998,900

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 $ 19,289 $ 19,392
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 80,873 81,083
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 5,819 5,854
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 2,178 2,226
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X SOFR30A plus 20.63%, 20.93% Cap)
6.75% 02/15/32
2
3,896 4,399
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 6,769 6,854
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 08/15/35
2
559,661 78,214
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 1,460,530 1,498,466
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 08/15/35
2
247,439 23,959
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 24,341,021 24,061,744
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X SOFR30A plus 5.84%, 5.95% Cap)
0.50% 07/15/41
2
3,181,225 123,326
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 5,753,604 5,684,781
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 9,094,337
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 15,626,353 15,160,958
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 5,083,093 4,839,722
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 7,795,891 7,509,299
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 203,630 192,353
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 $ 1,102,415 $ 985,174
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 113,737 112,153
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 6,254,803 6,021,558
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 2,329,350 2,216,686
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 1,910,435 1,754,646
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 650,145 595,828
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 651,342 593,008
Freddie Mac REMICS,
Series 4937, Class MF
(SOFR30A plus 0.56%)
5.90% 12/25/49
2
5,159,473 5,004,946
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
7
10,974,110 8,218,693
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.95% 11/15/43
2
1,845,126 1,812,792
Ginnie Mae (TBA)
2.50% 01/20/54 957,675,000 838,628,106
4.50% 01/20/54 843,125,000 822,971,151
5.00% 01/20/54 704,750,000 700,690,922
5.50% 01/20/54 433,450,000 436,293,467
Ginnie Mae I Pool 782817
4.50% 11/15/39 8,401,527 8,405,309
Ginnie Mae I Pool AA5452
3.50% 07/15/42 68,474 64,702
Ginnie Mae II Pool 2631
7.00% 08/20/28 651 670
Ginnie Mae II Pool 3388
4.50% 05/20/33 1,414 1,408
Ginnie Mae II Pool 3427
4.50% 08/20/33 752 753
Ginnie Mae II Pool 3554
4.50% 05/20/34 630 631
Ginnie Mae II Pool 4058
5.00% 12/20/37 400 407
Ginnie Mae II Pool 4342
5.00% 01/20/39 583 594
Ginnie Mae II Pool 4520
5.00% 08/20/39 10,909 11,101

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
43 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 5140
4.50% 08/20/41 $ 24,126 $ 23,546
Ginnie Mae II Pool 5175
4.50% 09/20/41 26,241 26,256
Ginnie Mae II Pool 5281
4.50% 01/20/42 7,428 7,432
Ginnie Mae II Pool 783591
4.50% 07/20/41 9,326 9,331
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
2
5,758 5,669
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 03/20/35
2
7,073 6,860
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/35
2
9,147 9,080
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.75% 10/20/35
2
8,019 7,927
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.00% 05/20/25
2
548 545
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.50% 06/20/25
2
373 371
Ginnie Mae II Pool MA0627
4.50% 12/20/42 30,779 30,807
Ginnie Mae II Pool MA0701
4.50% 01/20/43 29,583 29,601
Ginnie Mae II Pool MA1157
3.50% 07/20/43 28,674 27,233
Ginnie Mae II Pool MA1997
4.50% 06/20/44 7,621 7,614
Ginnie Mae II Pool MA2374
5.00% 11/20/44 162,125 165,070
Ginnie Mae II Pool MA2756
4.50% 04/20/45 15,866 15,895
Ginnie Mae II Pool MA2828
4.50% 05/20/45 659,208 660,411
Ginnie Mae II Pool MA2894
4.50% 06/20/45 258,294 257,969
Ginnie Mae II Pool MA3036
4.50% 08/20/45 24,847 24,892
Ginnie Mae II Pool MA3309
3.00% 12/20/45 5,167 4,750
Ginnie Mae II Pool MA3456
4.50% 02/20/46 166,061 166,363
Ginnie Mae II Pool MA3521
3.50% 03/20/46 19,187,881 18,156,505
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3524
5.00% 03/20/46 $ 8,340 $ 8,497
Ginnie Mae II Pool MA3597
3.50% 04/20/46 48,348,358 45,749,563
Ginnie Mae II Pool MA3600
5.00% 04/20/46 4,688,865 4,777,662
Ginnie Mae II Pool MA3662
3.00% 05/20/46 1,869,079 1,723,275
Ginnie Mae II Pool MA3663
3.50% 05/20/46 13,739,047 12,987,672
Ginnie Mae II Pool MA3665
4.50% 05/20/46 69,037 68,907
Ginnie Mae II Pool MA3666
5.00% 05/20/46 2,643,901 2,693,980
Ginnie Mae II Pool MA3738
4.50% 06/20/46 295,339 294,784
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,598,273 1,628,535
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,235,812 2,231,606
Ginnie Mae II Pool MA3806
5.00% 07/20/46 119,538 121,798
Ginnie Mae II Pool MA3873
3.00% 08/20/46 14,411,944 13,256,165
Ginnie Mae II Pool MA3876
4.50% 08/20/46 2,547,543 2,542,751
Ginnie Mae II Pool MA3877
5.00% 08/20/46 521,466 530,616
Ginnie Mae II Pool MA3937
3.50% 09/20/46 11,090,167 10,469,795
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,402,497 1,400,310
Ginnie Mae II Pool MA4003
3.00% 10/20/46 5,790,378 5,326,013
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,502,109 1,499,284
Ginnie Mae II Pool MA4007
5.00% 10/20/46 2,809,804 2,863,001
Ginnie Mae II Pool MA4069
3.50% 11/20/46 34,605,560 32,669,761
Ginnie Mae II Pool MA4071
4.50% 11/20/46 4,051,029 4,052,993
Ginnie Mae II Pool MA4072
5.00% 11/20/46 897,434 914,422
Ginnie Mae II Pool MA4126
3.00% 12/20/46 99,723,394 91,663,655
Ginnie Mae II Pool MA4127
3.50% 12/20/46 38,999,609 36,818,012
Ginnie Mae II Pool MA4129
4.50% 12/20/46 14,190,305 14,124,464
Ginnie Mae II Pool MA4196
3.50% 01/20/47 9,041 8,535
Ginnie Mae II Pool MA4198
4.50% 01/20/47 111,503 111,223
Ginnie Mae II Pool MA4199
5.00% 01/20/47 2,600,050 2,649,273

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 44
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4264
4.50% 02/20/47 $ 31,852,654 $ 31,654,434
Ginnie Mae II Pool MA4265
5.00% 02/20/47 584,164 595,174
Ginnie Mae II Pool MA4324
5.00% 03/20/47 3,170,986 3,226,936
Ginnie Mae II Pool MA4382
3.50% 04/20/47 22,044,219 20,804,200
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,338,136 1,334,365
Ginnie Mae II Pool MA4385
5.00% 04/20/47 5,506,444 5,607,860
Ginnie Mae II Pool MA4453
4.50% 05/20/47 70,957,528 70,396,534
Ginnie Mae II Pool MA4454
5.00% 05/20/47 12,046,354 12,256,928
Ginnie Mae II Pool MA4510
3.50% 06/20/47 30,257 28,514
Ginnie Mae II Pool MA4511
4.00% 06/20/47 4,272,941 4,120,791
Ginnie Mae II Pool MA4512
4.50% 06/20/47 248,920 246,952
Ginnie Mae II Pool MA4513
5.00% 06/20/47 220,200 222,125
Ginnie Mae II Pool MA4586
3.50% 07/20/47 36,094,509 34,052,861
Ginnie Mae II Pool MA4588
4.50% 07/20/47 38,806 38,636
Ginnie Mae II Pool MA4589
5.00% 07/20/47 10,525,735 10,699,861
Ginnie Mae II Pool MA4652
3.50% 08/20/47 2,742,354 2,587,236
Ginnie Mae II Pool MA4655
5.00% 08/20/47 12,438,685 12,562,024
Ginnie Mae II Pool MA4719
3.50% 09/20/47 34,100,420 32,171,566
Ginnie Mae II Pool MA4720
4.00% 09/20/47 84,237 81,357
Ginnie Mae II Pool MA4722
5.00% 09/20/47 238,099 241,740
Ginnie Mae II Pool MA4781
5.00% 10/20/47 2,942,202 2,990,874
Ginnie Mae II Pool MA4836
3.00% 11/20/47 77,705,899 71,304,219
Ginnie Mae II Pool MA4837
3.50% 11/20/47 84,806,749 79,956,740
Ginnie Mae II Pool MA4838
4.00% 11/20/47 28,317,236 27,373,873
Ginnie Mae II Pool MA4840
5.00% 11/20/47 921,300 929,321
Ginnie Mae II Pool MA4900
3.50% 12/20/47 5,454,412 5,142,480
Ginnie Mae II Pool MA4901
4.00% 12/20/47 19,083,341 18,447,597
Ginnie Mae II Pool MA4961
3.00% 01/20/48 264,881 243,066
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4963
4.00% 01/20/48 $ 31,195,691 $ 30,156,435
Ginnie Mae II Pool MA5078
4.00% 03/20/48 47,343 45,755
Ginnie Mae II Pool MA5137
4.00% 04/20/48 10,129,054 9,808,281
Ginnie Mae II Pool MA5399
4.50% 08/20/48 2,278,211 2,252,494
Ginnie Mae II Pool MA5466
4.00% 09/20/48 4,159,924 4,024,284
Ginnie Mae II Pool MA5467
4.50% 09/20/48 21,207 20,929
Ginnie Mae II Pool MA5528
4.00% 10/20/48 19,103,187 18,447,079
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,459,454 3,475,602
Ginnie Mae II Pool MA5651
4.00% 12/20/48 6,853 6,597
Ginnie Mae II Pool MA6030
3.50% 07/20/49 7,633,318 7,003,558
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,655 1,471
Ginnie Mae II Pool MA6081
3.50% 08/20/49 3,166,670 2,905,415
Ginnie Mae II Pool MA6209
3.00% 10/20/49 3,106,265 2,745,523
Ginnie Mae II Pool MA6210
3.50% 10/20/49 1,559,085 1,430,458
Ginnie Mae II Pool MA7589
2.50% 09/20/51 95,108,578 83,218,446
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 2,906,891 2,947,361
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.64%, 6.75% Cap)
1.28% 06/16/37
2
5,977,881 793,973
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.14%, 6.25% Cap)
0.78% 03/20/36
2
5,117,316 207,596
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.33% 05/20/37
2
12,538,684 601,365
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.37%, 6.48% Cap)
1.01% 12/20/39
2
2,042,170 226,280
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.33% 07/16/39
2
12,353 548

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
45 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.19%, 6.30% Cap)
0.83% 08/16/38
2
$ 9,117 $ 71
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.29%, 6.40% Cap)
0.93% 01/16/40
2
26,863 2,832
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.69%, 5.80% Cap)
0.33% 01/16/40
2
4,884,118 443,708
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.39%, 6.50% Cap)
1.03% 09/16/39
2
161,223 616
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 64,241 11,482
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 4,391,567 4,145,825
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 642,675 591,719
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 5,873,110 5,517,248
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 4,189,266 3,778,928
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 6,721,098 6,220,773
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 43,414 43,087
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 738,484 668,648
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 9,362,315 8,015,960
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 6,437,639 5,745,882
UMBS (TBA)
2.00% 01/01/54 1,632,075,000 1,334,221,312
2.50% 01/01/54 672,800,000 573,246,659
3.00% 01/01/54 1,335,675,000 1,181,707,161
3.50% 01/01/54 841,650,000 771,670,657
4.00% 01/01/54 2,280,550,000 2,157,262,920
4.50% 01/01/54 2,259,300,000 2,192,579,030
5.00% 01/01/54 1,146,750,000 1,134,655,377
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 01/01/54 $ 792,575,000 $ 796,042,516
21,716,118,375
Total Mortgage-Backed
(Cost $30,881,237,489) 29,556,998,282
MUNICIPAL BONDS — 0 .32% *
California — 0 .05%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 194,378
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 17,955,000 12,582,852
3.26% 05/15/60 17,050,000 11,952,767
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 6,615,000 6,054,319
30,784,316
Colorado — 0 .01%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 5,105,536
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 240,000 244,419
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 271,173
515,592
New York — 0 .26%
City of New York General Obligation Bonds, Public
Improvements, Series D
5.99% 12/01/36 2,000,000 2,190,508
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 2,957,925
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 25,290,000 26,103,400
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 414,540
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,029,823
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 10,112,399

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 46
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 $ 3,090,000 $ 2,474,724
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 6,070,214
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 2,991,589
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,386,249
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series A, Subseries A-2
4.60% 05/01/31 1,860,000 1,859,815
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 1,250,000 1,281,851
5.15% 02/01/36 1,250,000 1,282,204
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,412,331
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 45,954,180
5.43% 03/15/39 21,300,000 21,935,588
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 157,110
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 150,000 155,373
144,769,823
Texas — 0 .00%
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 340,142
Total Municipal Bonds
(Cost $209,646,862) 181,515,409
U.S. TREASURY SECURITIES — 28 .04%
U.S. Treasury Bonds — 9 .94%
U.S. Treasury Bonds (WI)
4.38% 08/15/43 2,134,523,000 2,182,883,500
4.75% 11/15/43 1,562,004,000 1,678,788,213
4.75% 11/15/53 1,538,372,000 1,730,307,952
5,591,979,665
U.S. Treasury Notes — 18 .10%
U.S. Treasury Notes
4.38% 11/30/28 2,081,970,000 2,131,010,158
4.38% 12/15/26 2,112,137,000 2,133,505,891
4.88% 10/31/28 2,347,384,000 2,450,632,230
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
3.75% 12/31/28 $ 1,655,618,000 $ 1,648,180,633
4.50% 11/15/33 1,731,312,000 1,818,148,117
10,181,477,029
Total U.S. Treasury Securities
(Cost $15,279,663,940) 15,773,456,694
Total Bonds — 112 .24%
(Cost $64,602,423,907)
63,139,353,374
Issues Shares Value
COMMON STOCK — 0 .13%
Communications — 0 .13%
Intelsat Emergence SA
3,4,5,8
(Luxembourg) 2,400,250 69,608,450
Electric — 0 .00%
Homer City Holdings LLC
†,4,5,8,9
1,180,703 —
Total Common Stock
(Cost $145,530,044) 69,608,450
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13 .08%
Money Market Funds — 4 .24%
Dreyfus Government Cash Management Fund
5.25%
10
450,000,000 450,000,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
10,11
19,531,179 19,531,179
JPMorgan U.S. Government Money Market Fund
5.19%
10
211,035,000 211,035,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
10
1,707,310,000 1,707,310,000
2,387,876,179
U.S. Agency Discount Notes — 4 .99%
Federal Home Loan Bank
5.40%
12
01/31/24 250,000,000 248,899,963
5.34%
12
05/15/24 300,000,000 294,208,125
5.29%
12
07/19/24 291,000,000 282,882,386
5.30%
12
02/27/24 213,600,000 211,810,812
5.30%
12
05/22/24 719,040,000 718,634,095
5.37%
12
05/21/24 704,100,000 703,494,044
5.45%
12
02/22/24 100,000,000 99,236,135
5.46%
12
03/28/24 250,000,000 246,864,125
2,806,029,685
U.S. Treasury Bills — 3 .85%
U.S. Treasury Bills
5.47%
12
05/02/24 250,000,000 245,670,680
U.S. Treasury Bills (WI)
5.51%

04/11/24 750,000,000 739,206,247

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
47 / December 2023
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
5.34%
12
05/16/24 $ 450,000,000 $ 441,406,395
5.36%
12
04/18/24 250,000,000 246,145,585
5.47%
12
04/04/24 500,000,000 493,299,475
2,165,728,382
Total Short-Term Investments
(Cost $7,359,716,953) 7,359,634,246
Total Investments - 125.45%
(Cost $72,107,670,904) 70,568,596,070
Liabilities in Excess of Other Assets - (25.45)% (14,314,106,587)
Net Assets - 100.00% $ 56,254,489,483
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $499,935,098, which is 0.89% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Zero coupon bond. The rate shown is the effective yield as of December 31, 2023.
8
Non-income producing security.
9
Affiliated investment.
10
Represents the current yield as of December 31, 2023.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $19,531,179.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 48
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 39,754,000 USD 42,921,453 Citibank N.A. 01/12/24 $ 1,018,351
EUR 244,104,000 USD 260,277,050 State Street Global Markets LLC 01/12/24 9,529,306
EUR 122,746,000 USD 130,758,080 Bank of America N.A. 01/12/24 4,912,171
EUR 23,846,000 USD 25,408,724 Goldman Sachs International 01/12/24 948,084
EUR 5,160,000 USD 5,618,223 The Bank of New York Mellon 01/12/24 85,086
EUR 10,231,000 USD 10,815,706 Barclays Bank PLC 01/12/24 492,543
GBP 10,673,000 USD 13,053,046 Citibank N.A. 01/12/24 554,003
GBP 2,102,000 USD 2,643,980 The Bank of New York Mellon 01/12/24 35,868
GBP 5,765,000 USD 7,004,431 Bank of America N.A. 01/12/24 345,390
GBP 25,687,000 USD 31,549,128 State Street Global Markets LLC 01/12/24 1,199,328
19,120,130
USD 239,447,916 EUR 222,625,000 Citibank N.A. 01/12/24 (6,617,860)
USD 34,168,767 EUR 31,665,000 Goldman Sachs International 01/12/24 (830,324)
USD 1,235,647,698 EUR 1,168,291,000 Bank of America N.A. 01/12/24 (55,655,748)
USD 4,904,535 EUR 4,595,000 State Street Global Markets LLC 01/12/24 (174,284)
USD 34,196,438 EUR 32,359,000 State Street Global Markets LLC 01/12/24 (1,569,727)
USD 232,459,872 GBP 190,172,000 Citibank N.A. 01/12/24 (9,991,146)
(74,839,089)
NET UNREALIZED DEPRECIATION $ (55,718,959)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 72,169 03/28/24 $ 14,860,611,940 $ 145,776,836 $ 145,776,836
U.S. Treasury Five-Year Note 13,192 03/28/24 1,434,939,194 29,233,848 29,233,848
U.S. Treasury Ultra Bond 4,726 03/19/24 631,364,063 56,980,368 56,980,368
U.S. Treasury Ten-Year Ultra Bond 1,035 03/19/24 122,146,172 5,511,365 5,511,365
17,049,061,369 237,502,417 237,502,417
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bund Future 3,177 03/07/24 (481,569,892) (11,360,849) (11,360,849)
Euro-Bobl Future 2,971 03/07/24 (391,466,839) (5,188,619) (5,188,619)
Euro-Buxl 30 Year 705 03/07/24 (110,368,454) (8,613,961) (8,613,961)
Euro-Schatz Future 166 03/07/24 (19,537,359) (41,923) (41,923)
(1,002,942,544) (25,205,352) (25,205,352)
TOTAL FUTURES CONTRACTS $ 16,046,118,825 $ 212,297,065 $ 212,297,065

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
49 / December 2023
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
Repurchase
Amount
Principal
Amount Value
REVERSE REPURCHASE AGREEMENTS
JPMorgan Chase (1.000)% 12/29/23 01/02/24 $ (811,019,877) $ (811,110,000) $ (811,110,000)
TOTAL REVERSE REPURCHASE AGREEMENTS $ (811,110,000)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
06/16/53 GBP-SONIA-OIS Annual 3.52% Annual $ 38,960 $ 547,440 $ (599,355) $ 1,146,795
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual 461,741 (20,082,845) — (20,082,845)
TOTAL SWAPS CONTRACTS $ 500,701 $ (19,535,405) $ (599,355) $ (18,936,050)
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 50
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
51 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 2,387,876,179 $ — $ — $ 2,387,876,179
U.S. Agency Discount Notes — 2,806,029,685 — 2,806,029,685
U.S. Treasury Bills 2,165,728,382 — — 2,165,728,382
Long-Term Investments:
Asset-Backed Securities — 2,834,827,247 55,762,795 2,890,590,042
Bank Loans — 751,350,551 — 751,350,551
Common Stock — — 69,608,450 69,608,450
Corporates — 13,653,463,991 2,560,575 13,656,024,566
Foreign Government Obligations — 329,417,830 — 329,417,830
Mortgage-Backed Securities — 29,184,995,004 372,003,278 29,556,998,282
Municipal Bonds — 181,515,409 — 181,515,409
U.S. Treasury Securities 15,773,456,694 — — 15,773,456,694
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 19,120,130 — 19,120,130
Interest rate contracts 237,502,417 547,440 — 238,049,857
Liabilities:
Foreign currency exchange contracts — (74,839,089) — (74,839,089)
Interest rate contracts (25,205,352) (20,082,845) — (45,288,197)
Reverse Repurchase Agreements — (811,110,000) — (811,110,000)
Total $ 20,539,358,320 $ 48,855,235,353 $ 499,935,098 $ 69,894,528,771
*Other financial instruments include foreign currency exchange contracts, futures, reverse repurchase agreements and swaps. Interest rate contracts include futures and swaps.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 52
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 25,670,562 $ 4,371,966 $ 62,266,334 $ 2,954,705 $ 201,952 $ 379,572,729 $ 475,038,248
Accrued discounts/
premiums (5,781,391) 585 — (14,152) (144,841) 311,631 (5,628,168)
Realized gain (loss) — (4,276,742) — (10,632) — 72,017 (4,215,357)
Change in unrealized
appreciation
(depreciation)* 4,846,036 2,136,514 7,227,288 (269,783) (57,111) 6,063,915 19,946,859
Purchases 32,441,332 766,560 114,828 — — — 33,322,720
Sales (1,413,744) (2,998,883) — (99,563) — (14,017,014) (18,529,204)
Transfers into Level 3** — — — — — — —
Transfers out of Level 3** — — — — — — —
Balance as of
December 31, 2023
$ 55,762,795 $ — $ 69,608,450 $ 2,560,575 $ — $ 372,003,278 $ 499,935,098
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $17,867,454 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $48,924,824 Broker Quote Offered Quote $90.44 - $101.91 $96.18 Increase
Asset-Backed Securities $6,837,971 Third-Party Vendor Vendor Prices $1.66 $1.66 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $69,608,450 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Corporate Securities $2,560,575 Third-Party Vendor Vendor Prices $86.41 $86.41 Increase
Mortgage-Backed
Securities-Non-Agency $5,960,138 Third-Party Vendor Vendor Prices $0.86 - $96.57 $13.40 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $366,043,140 Broker Quote Offered Quote $97.46 - $99.80 $99.07 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
53 / December 2023
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2023 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—